UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09221

Community Capital Trust
 (Exact name of registrant as specified in charter)

2500 Weston Road
Suite 101
Weston, Florida 33331
 (Address of principal executive offices)

Michael P. Malloy, Esquire
Drinker Biddle & Reath LLP
One Logan Square, Ste. 2000
Philadelphia, PA 19103
 (Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-272-1977

Date of fiscal year end: May 31, 2016

Date of reporting period: August 31, 2015

Item 1.	Schedule of Investments.

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments August 31, 2015 (unaudited)

	Principal
	Amount	Value
CORPORATE BONDS - 0.39%
Salvation Army
5.44%, 09/01/2015	$370,000	$370,000
5.50%, 09/01/2018	1,375,000	1,493,525
5.64%, 09/01/2026	4,400,000	4,819,012
TOTAL CORPORATE BONDS (Cost $6,112,964)		6,682,537

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 79.39%
FGLMC Single Family - 1.02%
Pool Q16506, 3.00%, 02/01/2043	277,505	278,470
Pool Q06793, 3.50%, 03/01/2042	269,181	279,864
Pool Q07121, 3.50%, 04/01/2042	758,653	786,228
Pool Q07147, 3.50%, 04/01/2042	109,580	113,929
Pool Q07398, 3.50%, 04/01/2042	220,554	228,570
Pool Q07899, 3.50%, 05/01/2042	323,098	334,842
Pool Q08196, 3.50%, 05/01/2042	349,121	362,562
Pool Q08758, 3.50%, 06/01/2042	832,800	865,762
Pool Q09142, 3.50%, 06/01/2042	899,297	934,991
Pool Q09347, 3.50%, 07/01/2042	788,855	820,162
Pool A95574, 4.00%, 12/01/2040	235,517	251,270
Pool A97097, 4.00%, 02/01/2041	366,069	390,030
Pool A97712, 4.00%, 03/01/2041	690,833	740,821
Pool Q03658, 4.00%, 10/01/2041	622,660	662,464
Pool Q04226, 4.00%, 10/01/2041	332,740	353,345
Pool A91363, 4.50%, 03/01/2040	608,853	658,851
Pool A91756, 4.50%, 03/01/2040	507,234	553,275
Pool A92905, 4.50%, 06/01/2040	413,643	450,443
Pool A93467, 4.50%, 08/01/2040	314,033	342,399
Pool Q01597, 4.50%, 05/01/2041	699,037	759,219
Pool Q02377, 4.50%, 07/01/2041	289,340	313,147
Pool A68734, 5.00%, 07/01/2037	22,339	24,478
Pool A91364, 5.00%, 03/01/2040	452,025	497,664
Pool A91757, 5.00%, 04/01/2040	177,884	195,146
Pool A92906, 5.00%, 07/01/2040	517,147	570,814
Pool A56707, 5.50%, 01/01/2037	130,064	144,693
Pool A58653, 5.50%, 03/01/2037	391,991	438,330
Pool A68746, 5.50%, 10/01/2037	155,246	172,632
Pool A69361, 5.50%, 11/01/2037	134,245	149,298
Pool A76192, 5.50%, 04/01/2038	317,763	355,194
Pool A76444, 5.50%, 04/01/2038	207,047	230,360
Pool A78742, 5.50%, 06/01/2038	1,433,955	1,596,089
Pool A83074, 5.50%, 11/01/2038	147,317	163,789
Pool G06072, 6.00%, 06/01/2038	1,043,514	1,180,769
Pool G06073, 6.50%, 10/01/2037	1,062,560	1,270,504
		17,470,404

FHA Project Loans - 0.89%
Pool Mill Pond Apartments, 6.00%, 03/01/2047 (a)	3,031,866	3,179,624
Pool St. Michael, 6.20%, 09/01/2050 (a)	5,743,805	6,107,825
Pool Canton, 6.49%, 06/01/2046 (a)	4,626,228	4,772,533
Pool 023-98146, 6.51%, 07/01/2047 (a)	615,779	648,553
Pool A35271, 6.95%, 06/01/2035 (a)	293,451	295,609
Pool Reilly, 7.43%, 08/25/2021 (a)	116,593	116,904
		15,121,048

FNMA Multifamily - 17.69%
Pool AM8728, 0.49%, 05/01/2025 (b)	5,969,243	5,967,255
Pool AM4462, 0.62%, 11/01/2023 (b)	1,940,033	1,952,814
Pool AM4701, 0.67%, 11/01/2023 (b)	7,255,000	7,241,554
Pool AM6550, 1.21%, 01/01/2019	367,113	368,369
Pool AM1758, 1.69%, 12/01/2019	4,658,704	4,660,266
Pool AM2208, 1.81%, 01/01/2020	714,497	717,654
Pool 471480, 1.93%, 06/01/2017	2,532,965	2,569,347
Pool AM1082, 2.21%, 10/01/2019	4,950,098	4,965,562
Pool 471510, 2.29%, 06/01/2019	1,652,999	1,692,733
Pool AM1363, 2.29%, 11/01/2022	2,329,009	2,323,606
Pool AM2024, 2.30%, 01/01/2023	5,623,269	5,571,440
Pool AM2274, 2.31%, 01/01/2023	1,910,405	1,905,558
Pool AM1114, 2.34%, 11/01/2022	3,561,512	3,564,298
Pool AM0344, 2.41%, 08/01/2022	5,775,529	5,803,321
Pool 470149, 2.42%, 02/01/2019	3,210,508	3,299,852
Pool AM3179, 2.42%, 04/01/2023	7,901,014	7,859,353
Pool AM0671, 2.45%, 09/01/2022	3,909,467	3,979,125

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments August 31, 2015 (unaudited)

	Principal
	Amount	Value
Pool AM1718, 2.46%, 02/01/2023	$957,801	$956,413
Pool AM2198, 2.48%, 01/01/2023	1,974,464	1,986,133
Pool AM3905, 2.57%, 07/01/2018	610,121	626,610
Pool AM8256, 2.57%, 03/01/2025	8,800,000	8,618,787
Pool AM8016, 2.60%, 02/01/2022	2,251,771	2,302,456
Pool 471831, 2.65%, 10/01/2022	1,215,662	1,241,366
Pool AM8148, 2.68%, 03/01/2027	5,000,000	4,862,076
Pool AM0043, 2.71%, 07/01/2022	359,475	368,750
Pool 469829, 2.72%, 12/01/2018	281,665	291,708
Pool 466487, 2.77%, 11/01/2017	4,020,749	4,134,212
Pool 468194, 2.80%, 06/01/2016	3,097,490	3,118,566
Pool AM8561, 2.82%, 04/01/2025	3,480,316	3,496,622
Pool 466009, 2.84%, 09/01/2017	1,839,699	1,890,688
Pool AM0414, 2.87%, 09/01/2027	2,250,000	2,250,231
Pool AM6234, 2.88%, 07/01/2021	2,195,780	2,289,545
Pool 471460, 2.88%, 06/01/2022	1,658,586	1,718,129
Pool 471204, 2.90%, 05/01/2022	793,459	822,591
Pool AM7627, 2.95%, 01/01/2025	8,000,000	8,093,464
Pool 471372, 2.96%, 05/01/2022	377,957	394,750
Pool AM7593, 2.96%, 01/01/2025	1,000,000	1,014,923
Pool AM8317, 2.96%, 03/01/2025	198,802	201,678
Pool AM9592, 2.97%, 01/01/2023	1,840,000	1,911,493
Pool AM3663, 2.97%, 07/01/2023	967,966	1,000,292
Pool AM7831, 3.04%, 01/01/2025	2,000,000	2,041,617
Pool 470211, 3.06%, 12/01/2021	2,357,588	2,482,982
Pool 470863, 3.06%, 04/01/2022	946,310	989,810
Pool 470607, 3.08%, 03/01/2022	212,658	222,692
Pool 470619, 3.10%, 03/01/2022	1,665,564	1,738,308
Pool 470756, 3.12%, 03/01/2022	1,714,013	1,712,165
Pool 471117, 3.12%, 05/01/2022	518,776	544,663
Pool 471333, 3.12%, 08/01/2022	3,755,186	3,944,308
Pool AM9429, 3.12%, 07/01/2025	1,498,110	1,536,600
Pool AM6769, 3.15%, 09/01/2024	2,959,488	3,047,747
Pool AM7796, 3.16%, 02/01/2022	1,959,168	2,060,494
Pool AM8227, 3.21%, 03/01/2033	2,131,606	2,128,502
Pool AM9393, 3.23%, 07/01/2025	3,995,360	4,128,534
Pool AM6620, 3.34%, 08/01/2024	2,068,205	2,166,717
Pool 470035, 3.36%, 01/01/2022	425,250	449,519
Pool 470414, 3.37%, 01/01/2022	947,120	971,922
Pool AM9489, 3.40%, 07/01/2030	4,995,639	5,085,642
Pool AM5883, 3.41%, 05/01/2024	1,395,403	1,465,573
Pool AM5986, 3.44%, 06/01/2026	5,000,000	5,215,977
Pool 469683, 3.54%, 11/01/2021	1,647,770	1,764,095
Pool AM6060, 3.55%, 06/01/2029	1,966,705	2,045,018
Pool 471656, 3.60%, 06/01/2030	777,933	812,663
Pool AM7220, 3.60%, 11/01/2032	1,039,620	1,081,993
Pool AM4667, 3.69%, 11/01/2023	1,173,603	1,267,509
Pool 466856, 3.74%, 12/01/2020	1,732,965	1,867,900
Pool AM7937, 3.77%, 06/01/2045	997,625	1,047,713
Pool AM3096, 3.79%, 05/01/2043	379,227	397,529
Pool 469075, 3.82%, 09/01/2021	708,424	768,103
Pool AM9376, 3.83%, 07/01/2045	499,475	525,491
Pool 466973, 3.85%, 01/01/2021	2,207,675	2,414,389
Pool 469548, 3.90%, 11/01/2021	1,672,700	1,821,925
Pool 469094, 3.90%, 09/01/2026	202,318	218,586
Pool 468980, 3.95%, 09/01/2021	754,073	822,716
Pool 468263, 3.98%, 06/01/2021	4,701,706	5,133,351
Pool 468648, 4.00%, 07/01/2021	2,344,357	2,546,482
Pool AM3918, 4.03%, 09/01/2028	1,000,000	1,086,012
Pool 467985, 4.08%, 05/01/2018	1,796,359	1,910,995
Pool AM4154, 4.08%, 08/01/2025	1,046,312	1,151,417
Pool 465585, 4.10%, 07/01/2020	1,023,358	1,117,699
Pool 466934, 4.10%, 01/01/2021	478,045	520,819
Pool AM2974, 4.10%, 04/01/2043	1,146,616	1,246,126
Pool 468410, 4.13%, 06/01/2021	354,398	390,275
Pool 470044, 4.15%, 01/01/2027	2,478,018	2,767,079
Pool AM5197, 4.20%, 01/01/2030	3,281,881	3,644,073
Pool 465435, 4.22%, 07/01/2020	443,019	486,218
Pool 467052, 4.23%, 01/01/2021	938,546	1,035,734
Pool 467899, 4.23%, 04/01/2021	443,226	489,754
Pool 469501, 4.28%, 11/01/2029	1,330,208	1,477,083
Pool 467460, 4.33%, 04/01/2021	750,544	832,932
Pool 464304, 4.36%, 01/01/2020	3,035,158	3,331,355

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments August 31, 2015 (unaudited)

	Principal
	Amount	Value
Pool AM5386, 4.37%, 03/01/2030	$1,082,563	$1,205,569
Pool 463873, 4.38%, 11/01/2019	413,918	453,104
Pool 464855, 4.38%, 04/01/2020	901,228	991,482
Pool 464772, 4.41%, 03/01/2020	1,814,330	1,999,039
Pool 467315, 4.46%, 02/01/2021	9,395,797	10,472,381
Pool 467732, 4.57%, 04/01/2021	281,056	315,325
Pool 465256, 4.65%, 06/01/2020	1,989,973	2,203,313
Pool 469625, 4.68%, 11/01/2041	2,431,109	2,810,337
Pool 464133, 4.85%, 01/01/2025	2,047,242	2,301,723
Pool 387659, 4.88%, 12/01/2015	809,344	814,672
Pool 387560, 4.98%, 09/01/2015	415,724	415,121
Pool 387517, 5.02%, 08/01/2020	626,297	702,098
Pool 463944, 5.06%, 12/01/2024	2,018,334	2,346,658
Pool 873236, 5.09%, 02/01/2016	507,106	506,962
Pool 466907, 5.13%, 03/01/2026	400,277	461,748
Pool 387215, 5.19%, 01/01/2023	446,989	500,912
Pool 465394, 5.20%, 03/01/2026	538,676	612,429
Pool 385993, 5.23%, 04/01/2021	3,599,564	3,965,377
Pool 463895, 5.25%, 10/01/2025	3,218,313	3,717,142
Pool 468996, 5.27%, 06/01/2029	1,186,578	1,319,214
Pool 468520, 5.29%, 01/01/2028	1,417,220	1,629,273
Pool 958081, 5.36%, 01/01/2019	2,979,530	3,311,320
Pool 873470, 5.42%, 03/01/2016	1,491,765	1,514,579
Pool 464523, 5.51%, 07/01/2024	1,058,426	1,249,158
Pool 874487, 5.52%, 05/01/2025	507,027	600,190
Pool 463144, 5.54%, 08/01/2024	1,464,143	1,649,005
Pool 873550, 5.55%, 04/01/2024	231,579	268,377
Pool 463000, 5.58%, 08/01/2021	1,260,797	1,401,363
Pool 467505, 5.66%, 03/01/2023	826,879	972,926
Pool 874481, 5.75%, 04/01/2022	3,535,778	4,017,994
Pool 463507, 5.76%, 03/01/2027	3,399,608	4,001,822
Pool 873731, 5.88%, 07/01/2023	1,233,047	1,406,336
Pool 465990, 5.94%, 07/01/2027	469,392	558,634
Pool 387005, 5.95%, 06/01/2022	353,882	408,872
Pool 873949, 5.95%, 09/01/2024	1,275,395	1,441,949
Pool 463657, 5.96%, 10/01/2027	1,126,811	1,346,920
Pool 463839, 5.96%, 11/01/2027	666,334	792,967
Pool 873679, 6.10%, 06/01/2024	447,846	515,516
Pool 467914, 6.10%, 04/01/2041	525,627	641,795
Pool 463997, 6.12%, 12/01/2027	965,436	1,089,529
Pool 958614, 6.22%, 04/01/2027	368,343	430,772
Pool 464836, 6.23%, 03/01/2028	1,720,276	1,955,948
Pool 465259, 6.29%, 04/01/2028	1,269,172	1,449,887
Pool 385229, 6.33%, 09/01/2017	1,081,950	1,148,924
Pool 465260, 6.33%, 06/01/2028	1,556,239	1,781,073
Pool 464254, 6.34%, 11/01/2027	2,537,828	2,835,100
Pool 464969, 6.34%, 04/01/2028	2,577,112	3,039,879
Pool 464890, 6.37%, 04/01/2028	1,466,048	1,660,586
Pool 874736, 6.43%, 10/01/2025	450,414	515,087
Pool 464632, 6.50%, 02/01/2028	488,051	589,859
Pool 465588, 6.55%, 07/01/2028	590,982	722,761
Pool 466756, 6.59%, 12/01/2028	1,798,584	2,263,748
Pool 464473, 6.60%, 02/01/2040	1,071,803	1,324,422
Pool 464573, 6.72%, 02/01/2040	2,256,165	2,697,862
Pool 466595, 6.78%, 11/01/2025	3,687,247	4,481,435
Pool 469854, 8.26%, 12/01/2026	1,607,890	1,945,589
		301,766,459

FNMA Single Family - 26.42%
Pool AB5779, 3.00%, 07/01/2042	275,052	277,918
Pool AB6333, 3.00%, 09/01/2042	1,089,559	1,100,797
Pool AP7482, 3.00%, 09/01/2042	889,254	898,661
Pool AP9712, 3.00%, 09/01/2042	943,159	953,035
Pool AB6817, 3.00%, 10/01/2042	348,597	352,248
Pool AB7486, 3.00%, 12/01/2042	2,131,618	2,153,029
Pool AR5591, 3.00%, 01/01/2043	507,174	510,587
Pool AB8571, 3.00%, 02/01/2043	2,534,792	2,561,029
Pool AR1739, 3.00%, 02/01/2043	221,562	223,053
Pool AT1983, 3.00%, 04/01/2043	2,762,688	2,788,343
Pool AB9496, 3.00%, 05/01/2043	644,326	650,903
Pool AR6415, 3.00%, 05/01/2043	1,608,551	1,623,731
Pool AT0343, 3.00%, 05/01/2043	1,357,497	1,369,677
Pool TBA, 3.50%, 09/01/2040	9,427,952	9,779,364
Pool AO3210, 3.50%, 06/01/2042	795,538	827,177

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments August 31, 2015 (unaudited)

	Principal
	Amount	Value
Pool AP2097, 3.50%, 08/01/2042	$352,149	$366,110
Pool AS0092, 3.50%, 07/01/2043	1,932,404	2,008,562
Pool AU1769, 3.50%, 08/01/2043	2,286,710	2,376,483
Pool AX3104, 3.50%, 09/01/2044	1,241,446	1,289,048
Pool AX0901, 3.50%, 10/01/2044	3,836,997	3,984,124
Pool AS3724, 3.50%, 11/01/2044	6,876,972	7,140,664
Pool AX2559, 3.50%, 11/01/2044	2,792,451	2,900,551
Pool AS3925, 3.50%, 12/01/2044	1,774,439	1,842,479
Pool AX4858, 3.50%, 12/01/2044	6,569,032	6,820,917
Pool AY1745, 3.50%, 12/01/2044	1,182,479	1,227,820
Pool AS4238, 3.50%, 01/01/2045	1,292,974	1,342,552
Pool AX7551, 3.50%, 01/01/2045	3,069,697	3,187,403
Pool AS4392, 3.50%, 02/01/2045	1,260,994	1,309,346
Pool AY4388, 3.50%, 02/01/2045	1,959,070	2,038,253
Pool AS4536, 3.50%, 03/01/2045	4,616,760	4,793,786
Pool AX9585, 3.50%, 03/01/2045	4,563,106	4,738,075
Pool AY5019, 3.50%, 03/01/2045	4,529,255	4,702,926
Pool AS4738, 3.50%, 04/01/2045	10,448,167	10,848,795
Pool AY1387, 3.50%, 04/01/2045	2,640,376	2,741,619
Pool AS4913, 3.50%, 05/01/2045	11,904,963	12,361,450
Pool AY3458, 3.50%, 05/01/2045	8,547,169	8,874,904
Pool AY8252, 3.50%, 05/01/2045	2,428,606	2,521,729
Pool AY8271, 3.50%, 05/01/2045	1,947,535	2,022,211
Pool AS5117, 3.50%, 06/01/2045	11,566,321	12,009,824
Pool AZ2274, 3.50%, 06/01/2045	4,474,960	4,646,549
Pool AZ2316, 3.50%, 06/01/2045	3,537,775	3,673,429
Pool AS5351, 3.50%, 07/01/2045	17,617,598	18,293,133
Pool AZ0805, 3.50%, 07/01/2045	16,142,742	16,761,724
Pool AZ5686, 3.50%, 07/01/2045	3,330,717	3,458,431
Pool AS5579, 3.50%, 08/01/2045	7,164,301	7,439,012
Pool AZ5696, 3.50%, 08/01/2045	1,446,834	1,502,312
Pool AS5767, 3.50%, 09/01/2045	12,174,418	12,641,238
Pool AC1837, 4.00%, 08/01/2039	437,822	467,917
Pool TBA, 4.00%, 09/14/2039	3,044,554	3,236,385
Pool AE5434, 4.00%, 10/01/2040	515,333	548,286
Pool AE9905, 4.00%, 10/01/2040	584,541	624,530
Pool AE7634, 4.00%, 11/01/2040	754,716	806,728
Pool AE7705, 4.00%, 11/01/2040	455,834	484,960
Pool AE8205, 4.00%, 11/01/2040	397,996	425,190
Pool AE8779, 4.00%, 12/01/2040	135,848	145,134
Pool AH0540, 4.00%, 12/01/2040	105,065	111,778
Pool AH2978, 4.00%, 01/01/2041	547,191	582,212
Pool AH2979, 4.00%, 01/01/2041	324,443	348,497
Pool AH5274, 4.00%, 01/01/2041	1,222,324	1,303,977
Pool AH5643, 4.00%, 01/01/2041	618,908	661,800
Pool AH5665, 4.00%, 02/01/2041	980,717	1,043,381
Pool AH5670, 4.00%, 02/01/2041	622,131	661,882
Pool AH5671, 4.00%, 02/01/2041	602,707	644,216
Pool AH5672, 4.00%, 02/01/2041	370,736	398,487
Pool AH6770, 4.00%, 03/01/2041	562,204	600,565
Pool AH7282, 4.00%, 03/01/2041	736,079	783,111
Pool AH8877, 4.00%, 04/01/2041	345,889	371,733
Pool AI0124, 4.00%, 04/01/2041	92,000	98,291
Pool AI9871, 4.00%, 09/01/2041	1,229,672	1,308,243
Pool AJ3460, 4.00%, 09/01/2041	535,355	571,639
Pool AJ4024, 4.00%, 10/01/2041	833,802	891,270
Pool AJ5285, 4.00%, 11/01/2041	846,290	904,445
Pool AJ7662, 4.00%, 12/01/2041	900,757	962,449
Pool AU9998, 4.00%, 09/01/2043	2,344,824	2,498,250
Pool AS0716, 4.00%, 10/01/2043	5,496,496	5,855,002
Pool AU6713, 4.00%, 10/01/2043	1,634,172	1,738,589
Pool AU6721, 4.00%, 10/01/2043	3,991,842	4,253,025
Pool AU8404, 4.00%, 10/01/2043	1,325,887	1,412,434
Pool AV0191, 4.00%, 10/01/2043	681,345	724,881
Pool AV0214, 4.00%, 10/01/2043	1,280,139	1,361,935
Pool AS0929, 4.00%, 11/01/2043	4,656,394	4,961,800
Pool AU6992, 4.00%, 11/01/2043	1,692,277	1,818,332
Pool AU6999, 4.00%, 11/01/2043	2,893,178	3,093,582
Pool AU7007, 4.00%, 11/01/2043	5,914,041	6,301,619
Pool AS1368, 4.00%, 12/01/2043	4,746,087	5,057,364
Pool AV0670, 4.00%, 12/01/2043	8,011,306	8,536,746
Pool AS1427, 4.00%, 01/01/2044	1,790,339	1,913,802
Pool AV2348, 4.00%, 01/01/2044	7,670,111	8,175,856

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments August 31, 2015 (unaudited)

	Principal
	Amount	Value
Pool AV6342, 4.00%, 01/01/2044	$1,955,502	$2,083,524
Pool AW0278, 4.00%, 01/01/2044	2,239,971	2,387,944
Pool AS1671, 4.00%, 02/01/2044	1,510,478	1,610,073
Pool AV5020, 4.00%, 02/01/2044	7,132,004	7,602,273
Pool AS1877, 4.00%, 03/01/2044	1,144,138	1,221,699
Pool AV7087, 4.00%, 03/01/2044	6,736,946	7,181,164
Pool AS2127, 4.00%, 04/01/2044	1,825,461	1,942,101
Pool AV7157, 4.00%, 04/01/2044	9,213,464	9,821,002
Pool AW0985, 4.00%, 05/01/2044	9,980,701	10,638,830
Pool AW3597, 4.00%, 06/01/2044	6,317,612	6,721,282
Pool AW5358, 4.00%, 06/01/2044	1,334,713	1,422,561
Pool AW6680, 4.00%, 06/01/2044	2,376,560	2,533,275
Pool AS2826, 4.00%, 07/01/2044	13,421,724	14,306,567
Pool AW8968, 4.00%, 07/01/2044	3,338,736	3,553,955
Pool AS3009, 4.00%, 08/01/2044	5,579,582	5,947,491
Pool AW8540, 4.00%, 08/01/2044	4,589,477	4,892,120
Pool AW9273, 4.00%, 08/01/2044	1,675,266	1,785,736
Pool AS3247, 4.00%, 09/01/2044	2,672,567	2,848,793
Pool AS3493, 4.00%, 10/01/2044	2,269,094	2,418,719
Pool AX0902, 4.00%, 10/01/2044	2,992,049	3,189,355
Pool AX3165, 4.00%, 10/01/2044	3,312,619	3,526,163
Pool AS3951, 4.00%, 11/01/2044	1,075,665	1,148,587
Pool AX2558, 4.00%, 11/01/2044	1,012,413	1,081,051
Pool AX4856, 4.00%, 12/01/2044	2,719,733	2,893,966
Pool AX7550, 4.00%, 12/01/2044	1,088,779	1,160,578
Pool AY5025, 4.00%, 03/01/2045	4,131,232	4,397,548
Pool AY8277, 4.00%, 05/01/2045	1,305,172	1,389,308
Pool AZ5697, 4.00%, 08/01/2045	2,104,163	2,242,931
Pool AC4095, 4.50%, 09/01/2039	17,191	18,686
Pool 890226, 4.50%, 08/01/2040	9,288,709	10,097,711
Pool AD8493, 4.50%, 08/01/2040	735,084	796,632
Pool AE3014, 4.50%, 09/01/2040	654,245	712,388
Pool AE7635, 4.50%, 10/01/2040	117,227	127,041
Pool AH5666, 4.50%, 01/01/2041	187,727	203,468
Pool AH5644, 4.50%, 02/01/2041	403,151	437,795
Pool AH6769, 4.50%, 03/01/2041	2,745,110	3,003,465
Pool AH7512, 4.50%, 03/01/2041	671,575	727,906
Pool AH8880, 4.50%, 04/01/2041	839,406	924,891
Pool AH8881, 4.50%, 04/01/2041	1,220,814	1,335,696
Pool AI0125, 4.50%, 04/01/2041	996,653	1,086,555
Pool AI2268, 4.50%, 04/01/2041	987,221	1,072,676
Pool AI3491, 4.50%, 06/01/2041	2,990,395	3,251,367
Pool AI5362, 4.50%, 06/01/2041	2,266,485	2,464,638
Pool AI6148, 4.50%, 07/01/2041	794,384	865,819
Pool AI6155, 4.50%, 07/01/2041	2,506,955	2,733,393
Pool AI8446, 4.50%, 07/01/2041	535,927	582,032
Pool AI8166, 4.50%, 08/01/2041	2,067,770	2,249,025
Pool AI8167, 4.50%, 08/01/2041	1,437,351	1,559,781
Pool AI9872, 4.50%, 09/01/2041	1,080,009	1,175,269
Pool AJ4025, 4.50%, 10/01/2041	973,675	1,059,556
Pool AV0226, 4.50%, 10/01/2043	689,286	746,965
Pool AV6346, 4.50%, 01/01/2044	883,594	960,094
Pool 890230, 5.00%, 07/01/2040	10,749,444	11,872,415
Pool AD8500, 5.00%, 08/01/2040	869,601	959,964
Pool AH6772, 5.00%, 03/01/2041	232,834	257,527
Pool AH8879, 5.00%, 04/01/2041	484,068	535,677
Pool AI3492, 5.00%, 06/01/2041	475,065	523,874
Pool AI6154, 5.00%, 07/01/2041	419,053	462,111
Pool 890246, 5.50%, 11/01/2038	3,495,127	3,909,577
Pool 890247, 6.00%, 09/01/2038	5,927,529	6,698,967
Pool 886136, 6.50%, 07/01/2036	195,057	223,909
Pool 900106, 6.50%, 08/01/2036	68,636	78,788
Pool 900649, 6.50%, 09/01/2036	149,097	171,151
Pool 947771, 6.50%, 09/01/2037	104,186	119,596
		450,580,335

GNMA Multifamily - 24.29%
Pool 2013-73, 0.98%, 12/16/2035	837,103	825,265
Pool 2013-45, 1.45%, 10/16/2040	1,297,575	1,282,818
Pool 2013-61 A, 1.45%, 01/16/2043	574,186	564,343
Pool 2013-30 A, 1.50%, 05/16/2042	1,502,557	1,477,085
Pool 2013-85 A, 1.55%, 09/16/2046	1,798,189	1,722,366
Pool 2013-7 AC, 1.60%, 03/16/2047	1,966,616	1,919,100
Pool 2012-27 A, 1.61%, 07/16/2039	1,200,194	1,183,425

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments August 31, 2015 (unaudited)

	Principal
	Amount	Value
Pool 2012-139 AB, 1.67%, 02/16/2053	$432,651	$410,639
Pool 2013-118, 1.70%, 06/16/2036	4,442,450	4,412,881
Pool 2013-50, 1.73%, 05/16/2045	1,665,617	1,596,094
Pool 2013-29 AB, 1.77%, 10/16/2045	1,289,434	1,252,394
Pool 2012-144 AD, 1.77%, 01/16/2053	2,277,987	2,202,856
Pool 2013-179 A, 1.80%, 07/16/2037	2,440,452	2,427,100
Pool 2012-99 AE, 1.80%, 02/16/2048	4,824,742	4,622,590
Pool 2013-12 AB, 1.83%, 11/16/2052	277,012	269,987
Pool 2013-72, 1.88%, 05/16/2046	5,853,165	5,683,810
Pool 2012-135 AC, 1.89%, 01/16/2053 (b)	1,907,887	1,848,577
Pool 2014-168 A, 1.90%, 06/16/2041	884,183	886,655
Pool 2012-150 AB, 1.90%, 08/16/2044	214,686	211,155
Pool 2012-120 A, 1.90%, 02/16/2053	3,547,497	3,454,219
Pool 2014-52 A, 1.95%, 09/16/2036	865,313	870,100
Pool 2013-155 A, 1.95%, 03/16/2044	6,563,909	6,537,273
Pool 2012-83 AB, 1.98%, 05/16/2045	3,655,944	3,565,456
Pool 2013-176 AB, 2.00%, 11/16/2038	216,674	216,100
Pool 2013-107 A, 2.00%, 05/16/2040	161,266	159,937
Pool 2013-92 AB, 2.00%, 02/16/2043	1,649,462	1,651,750
Pool 2013-143, 2.00%, 04/16/2043	236,625	235,758
Pool 2013-128 AB, 2.00%, 10/16/2051	3,385,410	3,305,857
Pool 2012-72 AB, 2.03%, 02/16/2046	1,642,490	1,611,384
Pool AA7789, 2.04%, 11/15/2052	7,078,359	6,567,868
Pool 2012-112 AD, 2.09%, 02/16/2053	1,524,014	1,483,974
Pool 2012-114 A, 2.10%, 01/16/2053 (b)	646,514	633,382
Pool 2012-2 AB, 2.11%, 03/16/2037	1,001,751	1,004,168
Pool 2012-125 AB, 2.11%, 02/16/2053 (b)	334,421	325,095
Pool AA8478, 2.15%, 05/15/2035	377,778	366,528
Pool AA8479, 2.15%, 11/15/2035	783,444	759,239
Pool 2014-67 A, 2.15%, 05/16/2039	3,707,587	3,737,232
Pool 2014-13 BA, 2.15%, 06/16/2040	2,659,246	2,675,366
Pool 2012-70 AB, 2.18%, 08/16/2052	776,666	758,264
Pool 2011-58 A, 2.19%, 10/16/2033	76,235	76,393
Pool 2012-58 B, 2.20%, 03/16/2044	1,050,000	1,013,643
Pool 2014-78 A2, 2.20%, 04/16/2047	3,604,201	3,621,938
Pool 2013-94 AB, 2.20%, 03/16/2054	596,317	586,701
Pool 2011-31 A, 2.21%, 12/16/2035	606,983	608,786
Pool 2014-75 A, 2.21%, 06/16/2047	1,633,644	1,649,900
Pool 2012-78 AD, 2.22%, 03/16/2044	300,000	293,513
Pool AC5324, 2.23%, 09/15/2032	2,806,680	2,752,785
Pool 2012-111 AB, 2.25%, 09/16/2052	10,547,858	10,488,358
Pool 2014-29 AB, 2.30%, 01/16/2041	3,910,396	3,926,906
Pool 2014-130 CA, 2.30%, 11/16/2042	243,724	243,132
Pool 2014-135 CA, 2.30%, 01/16/2051	1,500,000	1,445,832
Pool 2012-100 B, 2.31%, 11/16/2051 (b)	2,500,000	2,350,107
Pool TBA, 2.35%, 09/16/2055 (a)	13,700,000	13,617,046
Pool 2014-15 AD, 2.40%, 08/16/2054 (b)	233,706	234,917
Pool 778465, 2.45%, 09/15/2047	1,751,581	1,720,376
Pool AC9553, 2.47%, 02/15/2048	9,600,823	9,288,289
Pool AE4484, 2.50%, 06/15/2048	4,063,264	3,936,499
Pool 2015-114 AD, 2.50%, 11/16/2051 (a)	3,625,000	3,650,063
Pool 2013-193 AE, 2.50%, 10/16/2054	2,584,689	2,580,753
Pool 2011-161 B, 2.53%, 07/16/2038	610,000	616,049
Pool 2014-164 AN, 2.54%, 03/16/2055 (b)	10,061,202	10,073,557
Pool 2013-126 A, 2.55%, 10/16/2047 (b)	6,689,455	6,652,589
Pool 2015-101 AE, 2.60%, 03/16/2052 (b)	2,296,953	2,302,449
Pool 2014-153 AC, 2.60%, 06/16/2055	4,799,871	4,852,463
Pool 2015-67 AE, 2.60%, 10/16/2056	1,579,165	1,588,179
Pool 591746, 2.63%, 06/15/2048	841,876	826,335
Pool 2014-88 AH, 2.64%, 06/16/2054 (b)	1,605,835	1,619,560
Pool 2015-33 AH, 2.65%, 02/16/2045	5,427,601	5,526,036
Pool 2015-86 AC, 2.65%, 03/16/2050	4,887,712	4,934,756
Pool AB8527, 2.65%, 04/15/2054	2,243,831	2,191,968
Pool 2012-53 AE, 2.69%, 03/16/2047 (b)	2,249,146	2,236,105
Pool 2014-125 A, 2.70%, 03/16/2047	1,965,745	1,994,944
Pool 2012-112 B, 2.70%, 01/16/2053	3,035,000	2,930,566
Pool 2014-175 AC, 2.70%, 08/15/2055	3,296,749	3,324,580
Pool AA1574, 2.73%, 07/15/2032	2,355,191	2,379,796
Pool AC3668, 2.73%, 04/15/2043	6,610,242	6,575,198
Pool 2015-108 A, 2.75%, 01/16/2056	1,498,912	1,521,937
Pool 2015-81 AE, 2.75%, 10/16/2056	3,778,794	3,791,593
Pool 2010-156 AC, 2.76%, 03/16/2039	1,925,000	1,946,396
Pool 2015-6 AH, 2.80%, 05/16/2045 (b)	3,669,344	3,707,326

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments August 31, 2015 (unaudited)

	Principal
	Amount	Value
Pool 2014-89 AB, 2.80%, 05/16/2054	$3,420,731	$3,484,730
Pool 2014-186 AH, 2.80%, 08/16/2054	5,211,591	5,264,322
Pool 2014-124 AH, 2.81%, 09/16/2049 (b)	5,953,711	6,020,285
Pool 2012-35 A, 2.83%, 10/16/2043	114,361	116,434
Pool 2014-14 AC, 2.84%, 10/16/2046 (b)	3,925,808	3,982,203
Pool 2011-6 AC, 2.85%, 12/16/2037	262,611	262,881
Pool 2014-157 AB, 2.85%, 08/16/2054 (b)	802,661	812,895
Pool 2014-187 AF, 2.85%, 12/16/2055 (b)	2,709,488	2,745,132
Pool AA2216, 2.87%, 01/15/2054	926,373	924,680
Pool 2015-48 AE, 2.90%, 02/16/2050 (b)	6,809,418	6,881,013
Pool 2015-7 AD, 2.90%, 01/16/2056 (b)	1,761,533	1,785,045
Pool 2015-73 AG, 2.90%, 07/16/2056	3,088,343	3,138,199
Pool AD6658, 2.97%, 01/15/2036	1,532,277	1,556,084
Pool 2011-27 B, 3.00%, 09/16/2034	495,000	504,479
Pool 2011-143 A, 3.00%, 07/16/2043	3,702,981	3,771,020
Pool 793935, 3.00%, 05/15/2047	284,952	287,593
Pool 777721, 3.00%, 07/15/2048	2,132,233	2,136,297
Pool 2014-135 AK, 3.00%, 08/16/2055 (b)	3,625,386	3,710,772
Pool 2015-47 B, 3.00%, 10/16/2055	3,600,000	3,512,664
Pool 2015-19 B, 3.00%, 07/16/2056 (b)	2,260,000	2,153,773
Pool 2015-22 B, 3.00%, 07/16/2056 (b)	2,875,000	2,760,794
Pool AF4094, 3.05%, 08/15/2035	3,675,240	3,752,923
Pool 2014-164 BA, 3.05%, 09/16/2052	1,500,000	1,503,623
Pool 2014-47 AG, 3.09%, 02/16/2048	1,568,461	1,602,917
Pool AE4487, 3.10%, 02/15/2047	714,554	726,288
Pool TBA, 3.10%, 10/01/2055 (a)	11,438,600	11,763,239
Pool AG9159, 3.12%, 10/15/2049	3,949,379	4,013,238
Pool AK7838, 3.21%, 05/15/2042	2,976,385	3,071,313
Pool 2012-9 A, 3.22%, 05/16/2039	687,933	697,583
Pool AK7840, 3.25%, 03/15/2050	2,170,003	2,240,044
Pool AI1113, 3.37%, 01/15/2050	2,974,866	3,085,284
Pool TBA, 3.45%, 11/01/2050 (a)	1,765,000	1,845,782
Pool AE2122, 3.47%, 03/15/2049	4,607,367	4,816,905
Pool 2014-155 DC, 3.48%, 10/01/2047 (b)	2,300,000	2,310,453
Pool 777717, 3.50%, 01/15/2033	1,060,536	1,115,414
Pool 2014-24 C, 3.50%, 10/16/2043 (b)	3,875,000	3,983,345
Pool 2014-61 A, 3.50%, 02/16/2054 (b)	3,733,991	3,877,660
Pool 2014-75 BC, 3.50%, 08/16/2054 (b)	3,500,000	3,510,836
Pool AD8950, 3.51%, 09/15/2048	3,668,376	3,844,267
Pool AM0526, 3.51%, 05/15/2050	2,664,733	2,810,897
Pool TBA, 3.55%, 10/01/2050 (a)	1,289,200	1,372,213
Pool AA8513, 3.60%, 03/15/2048	782,232	822,740
Pool AD8931, 3.60%, 07/15/2048	1,823,501	1,919,811
Pool AC6851, 3.62%, 08/15/2048	4,947,688	5,215,259
Pool AC6852, 3.62%, 08/15/2048	5,219,967	5,502,263
Pool AC6853, 3.62%, 08/15/2048	2,917,269	3,075,035
Pool 727108, 3.64%, 02/15/2047	1,324,803	1,393,680
Pool AE9650, 3.65%, 08/15/2048	3,015,389	3,135,790
Pool AG5019, 3.73%, 03/15/2049	5,884,868	6,247,167
Pool 661707, 3.75%, 12/15/2054	2,468,976	2,635,944
Pool AG7484, 3.83%, 03/15/2049	1,457,210	1,556,099
Pool 749013, 3.88%, 10/15/2049	479,143	512,232
Pool AH7386, 4.00%, 11/15/2053	1,994,828	2,173,285
Pool 768250, 4.01%, 08/15/2052	2,510,200	2,685,285
Pool AF8133, 4.12%, 06/15/2037	1,686,720	1,823,154
Pool 760521, 4.13%, 09/15/2053	7,456,982	8,091,288
Pool AH5333, 4.15%, 06/15/2040	1,160,625	1,261,298
Pool 749575, 4.25%, 11/15/2046	3,035,493	3,246,002
Pool 758139, 4.25%, 02/15/2053	192,553	207,865
Pool AF9883, 4.46%, 09/15/2042	4,025,518	4,505,174
Pool AH1338, 4.61%, 06/15/2055	1,722,651	1,915,823
Pool 749167, 4.64%, 04/15/2052	2,402,651	2,570,181
Pool AF8136, 4.70%, 04/15/2044	1,349,699	1,457,077
Pool AC6885, 4.85%, 08/15/2055	17,599,999	19,352,314
Pool 2009-5 B, 5.07%, 08/16/2049 (b)	3,002	3,014
Pool 712102, 5.15%, 11/15/2032	496,856	522,498
Pool 734980, 5.25%, 11/15/2051	1,121,929	1,199,901
Pool 699710, 5.43%, 07/15/2044	374,342	389,692
Pool 653889, 5.88%, 01/15/2043	173,690	179,177
Pool 637911, 6.00%, 07/15/2035	388,529	389,917
Pool 636413, 6.25%, 04/15/2036	674,366	682,885
Pool 643896, 6.50%, 06/15/2049	1,297,047	1,350,270
		414,174,048

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments August 31, 2015 (unaudited)

	Principal
	Amount	Value
GNMA Single Family - 4.05%
Pool AD1699, 3.00%, 02/15/2043	$3,673,078	$3,745,184
Pool 778944, 3.50%, 03/15/2042	792,495	829,575
Pool 779075, 3.50%, 04/15/2042	960,253	1,001,212
Pool 779209, 3.50%, 05/15/2042	218,488	228,713
Pool 779354, 3.50%, 06/15/2042	1,033,769	1,077,863
Pool AB2735, 3.50%, 08/15/2042	245,330	256,744
Pool 737576, 4.00%, 11/15/2040	67,066	71,531
Pool 737712, 4.00%, 12/15/2040	1,338,012	1,426,285
Pool 757173, 4.00%, 12/20/2040	448,311	475,918
Pool 737837, 4.00%, 01/15/2041	1,179,010	1,257,448
Pool 759104, 4.00%, 01/15/2041	777,000	834,368
Pool 2759436, 4.00%, 01/20/2041	303,525	322,082
Pool 2759466, 4.00%, 01/20/2041	1,088,430	1,162,602
Pool 759191, 4.00%, 02/15/2041	625,475	669,878
Pool 2759301, 4.00%, 02/20/2041	678,297	720,066
Pool 2763042, 4.00%, 04/20/2041	147,224	157,466
Pool 738629, 4.00%, 08/15/2041	1,125,026	1,199,040
Pool 738630, 4.00%, 08/15/2041	627,288	667,573
Pool 770515, 4.00%, 08/15/2041	1,375,354	1,471,212
Pool 738735, 4.00%, 09/15/2041	1,462,623	1,558,746
Pool 738954, 4.00%, 11/15/2041	716,495	769,071
Pool 778766, 4.00%, 01/15/2042	1,232,419	1,319,488
Pool 778847, 4.00%, 02/15/2042	781,402	831,585
Pool AF3781, 4.00%, 09/15/2043	2,412,250	2,567,169
Pool AG8734, 4.00%, 12/15/2043	2,253,129	2,397,829
Pool 717198, 4.50%, 06/15/2039	797,218	867,169
Pool 714594, 4.50%, 07/15/2039	258,744	283,094
Pool 720208, 4.50%, 07/15/2039	796,710	875,267
Pool 726402, 4.50%, 10/15/2039	77,200	83,748
Pool 728954, 4.50%, 12/15/2039	569,052	619,723
Pool 729017, 4.50%, 01/15/2040	1,019,275	1,110,450
Pool 737051, 4.50%, 03/15/2040	399,766	433,664
Pool 737222, 4.50%, 05/15/2040	682,162	749,118
Pool 698160, 4.50%, 07/15/2040	839,960	914,938
Pool 748456, 4.50%, 08/15/2040	735,702	806,741
Pool 738152, 4.50%, 04/15/2041	1,034,392	1,125,002
Pool 762882, 4.50%, 04/15/2041	505,902	548,815
Pool 738267, 4.50%, 05/15/2041	789,921	859,121
Pool 763543, 4.50%, 05/15/2041	401,567	435,556
Pool 738397, 4.50%, 06/15/2041	1,660,157	1,816,676
Pool 770396, 4.50%, 06/15/2041	667,899	730,197
Pool 2783417, 4.50%, 08/20/2041	9,059,367	9,737,876
Pool 688624, 5.00%, 05/15/2038	363,464	402,165
Pool 411105, 5.00%, 01/15/2039	219,266	241,317
Pool 439079, 5.00%, 02/15/2039	231,642	258,417
Pool 646728, 5.00%, 03/15/2039	89,217	98,294
Pool 646750, 5.00%, 04/15/2039	146,790	161,768
Pool 646777, 5.00%, 05/15/2039	159,862	175,940
Pool 720288, 5.00%, 08/15/2039	623,764	697,140
Pool 722944, 5.00%, 08/15/2039	399,952	440,179
Pool 726290, 5.00%, 09/15/2039	883,212	988,477
Pool 723006, 5.00%, 10/15/2039	692,468	774,023
Pool 726403, 5.00%, 10/15/2039	443,211	487,789
Pool 737055, 5.00%, 03/15/2040	525,815	579,191
Pool 658393, 5.00%, 06/15/2040	699,831	777,030
Pool 2783418, 5.00%, 06/20/2040	6,694,213	7,166,852
Pool 684677, 5.50%, 03/15/2038	350,657	394,910
Pool 684802, 5.50%, 04/15/2038	202,390	227,260
Pool 688625, 5.50%, 05/15/2038	287,014	323,526
Pool 2688636, 5.50%, 05/20/2038	383,370	425,630
Pool 690974, 5.50%, 06/15/2038	183,359	205,904
Pool 2690973, 5.50%, 06/20/2038	239,455	265,775
Pool 2691179, 5.50%, 06/20/2038	167,320	185,255
Pool 693574, 5.50%, 07/15/2038	79,097	88,813
Pool 2409120, 5.50%, 07/20/2038	365,846	407,392
Pool 2700671, 5.50%, 10/20/2038	353,247	392,166
Pool 411116, 5.50%, 01/15/2039	178,756	200,738
Pool 705998, 5.50%, 01/15/2039	134,626	151,164
Pool 2684988, 6.00%, 03/20/2038	177,067	197,821
Pool 688626, 6.00%, 05/15/2038	309,932	348,316
Pool 2688637, 6.00%, 05/20/2038	137,392	153,723
Pool 2693900, 6.00%, 07/20/2038	167,048	186,870

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments August 31, 2015 (unaudited)

	Principal
	Amount	Value
Pool 696513, 6.00%, 08/15/2038	$194,043	$218,071
Pool 2696843, 6.00%, 08/20/2038	279,151	313,046
Pool 699255, 6.00%, 09/15/2038	653,617	750,021
Pool 2698997, 6.00%, 09/20/2038	261,473	292,562
Pool 705999, 6.00%, 01/15/2039	279,886	314,521
Pool 2706407, 6.00%, 01/20/2039	73,578	82,313
Pool 582048, 6.50%, 01/15/2032	31,731	36,260
Pool 2696844, 6.50%, 08/20/2038	244,896	277,605
Pool 2698998, 6.50%, 09/20/2038	65,166	67,276
Pool 2706408, 6.50%, 01/20/2039	203,283	219,428
Pool 530199, 7.00%, 03/20/2031	54,789	56,261
		69,047,012

HUD - 0.86%
2011-A, 2.05%, 08/01/2019	800,000	818,959
TBA, 2.66%, 08/01/2016	1,000,000	1,020,228
2010-A, 3.30%, 08/01/2019	5,718,000	6,124,962
Regional, 4.48%, 08/01/2016	2,500,000	2,589,025
0614, 5.51%, 08/01/2020	1,000,000	1,045,441
0620, 5.77%, 08/01/2026	3,000,000	3,091,638
		14,690,253

Small Business Administration - 4.07%
Pool 507253, 0.50%, 05/25/2030 (b)	90,087	89,525
Pool 507766, 0.58%, 07/25/2031 (b)	105,545	105,064
Pool 508901, 0.60%, 07/25/2020 (b)	194,659	192,696
Pool 508206, 0.60%, 09/25/2032 (b)	45,686	45,516
Pool 508298, 0.60%, 01/25/2033 (b)	266,233	265,016
Pool 508506, 0.63%, 06/25/2033 (b)	320,651	317,471
Pool 508716, 0.82%, 06/25/2034 (b)	519,068	522,636
Pool 508890, 0.90%, 06/25/2020 (b)	217,263	217,523
Pool 4334715001, 1.25%, 01/05/2020 (b)	2,376	2,409
Pool American, 1.25%, 08/30/2022 (b)	744,461	770,197
Pool Cleburne, 1.25%, 08/30/2022 (b)	501,673	519,643
Pool Dairy Queen, 1.25%, 09/21/2022 (b)	147,374	150,030
Pool 509347, 1.25%, 11/25/2022 (b)	469,373	471,416
Pool Adele's Authentic Cajun, 1.25%, 12/28/2022 (b)	83,455	84,900
Pool Gentleden, 1.25%, 04/10/2023 (b)	215,906	219,708
Pool 509392, 1.25%, 07/25/2023 (b)	1,684,617	1,692,210
Pool Juice It Up, 1.25%, 09/19/2023 (b)	187,095	190,956
Pool 509409, 1.25%, 09/25/2023 (b)	1,401,382	1,408,737
Pool 509596, 1.25%, 11/25/2024 (b)	1,113,846	1,119,996
Pool 509670, 1.25%, 04/25/2025 (b)	957,290	977,872
Pool 509678, 1.25%, 05/25/2025 (b)	3,301,795	3,339,698
Pool Charles Corner, 1.25%, 04/29/2034 (b)	506,606	523,942
Pool Chicago Taxi Parts, 1.25%, 04/29/2034 (b)	284,467	294,313
Pool 508969, 1.25%, 09/25/2035 (b)	393,564	404,709
Pool 508994, 1.25%, 01/25/2036 (b)	234,597	239,380
Pool 509084, 1.25%, 07/25/2036 (b)	258,587	266,501
Pool 509133, 1.25%, 09/25/2036 (b)	1,714,580	1,766,993
Pool 509225, 1.25%, 04/25/2037 (b)	1,580,957	1,621,618
Pool 509348, 1.25%, 02/25/2038 (b)	1,033,794	1,064,658
Pool 509350, 1.25%, 03/25/2038 (b)	2,525,541	2,587,958
Pool 509391, 1.25%, 06/25/2038 (b)	3,186,678	3,275,112
Pool C-Mai Enterprises, 1.25%, 10/15/2038 (b)	276,457	286,327
Pool 509417, 1.25%, 10/25/2038 (b)	1,217,292	1,253,499
Pool 509460, 1.25%, 01/25/2039 (b)	2,779,178	2,862,410
Pool Glenoaks Animal Hospital, 1.25%, 02/15/2039 (b)	305,438	316,309
Pool 509491, 1.25%, 02/25/2039 (b)	5,737,678	5,903,567
Pool 509541, 1.25%, 08/25/2039 (b)	1,508,347	1,548,409
Pool 509573, 1.25%, 09/25/2039 (b)	3,351,808	3,406,624
Pool 509575, 1.25%, 10/25/2039 (b)	3,470,412	3,528,423
Pool 509661, 1.25%, 03/25/2040 (b)	5,119,278	5,222,177
Pool 509688, 1.25%, 08/25/2040	5,730,934	5,968,013
Pool 3046316007, 2.13%, 12/03/2032 (b)	240,253	244,112
Pool Premie, 3.08%, 08/29/2038 (b)	737,716	825,231
Pool Animal, 3.33%, 06/04/2023 (b)	366,894	398,520
Pool Dynamic, 3.58%, 08/05/2023 (b)	144,134	158,244
Pool Econolodge, 3.58%, 09/11/2037 (b)	866,048	986,801
Pool 522053, 3.77%, 05/25/2026 (b)	388,793	418,184
Pool 509647, 3.86%, 12/25/2026 (b)	977,219	1,068,999
Pool 521984, 3.90%, 10/25/2038 (b)	538,466	613,701
Pool 521967, 3.98%, 06/25/2038 (b)	3,155,744	3,599,155
Pool 521970, 4.08%, 07/25/2038 (b)	976,528	1,131,787

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments August 31, 2015 (unaudited)

	Principal
	Amount	Value
Pool 522029, 4.15%, 02/25/2039 (b)	$118,292	$136,579
Pool 522158, 4.16%, 01/25/2027 (b)	1,779,766	1,960,163
Pool 522020, 4.20%, 02/25/2026 (b)	439,038	489,650
Pool 522156, 4.24%, 05/25/2040 (b)	1,135,688	1,312,716
Pool Joliba, 4.33%, 07/19/2023 (b)	309,472	345,708
Pool Schatz, 4.33%, 10/04/2023 (b)	29,407	32,980
Pool Valeri, 4.88%, 11/15/2023 (b)	72,266	81,755
Pool Buck Pizza, 5.23%, 07/15/2024	58,731	62,456
Pool 7530434005, 5.27%, 06/29/2024	70,940	75,531
Pool 3829225004, 6.08%, 11/05/2020	431,736	457,502
		69,443,935

Small Business Administration Participation Certificates - 0.01%
2008-20C, 5.49%, 03/01/2028	29,811	33,048
2008-20E, 5.49%, 05/01/2028	100,113	110,284
		143,332

USDA Loan - 0.09%
Pool FSAA & BParent, 4.33%, 08/01/2039 (b)	139,841	150,748
Pool Highland, 5.28%, 07/14/2024	933,222	994,376
Pool Manuukaq Association, 5.60%, 04/01/2019 (b)	329,999	361,824
		1,506,948
TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost $1,341,764,608)		1,353,943,774

MUNICIPAL BONDS - 20.32%
Arkansas - 0.13%
Arkansas State Development Finance Authority
3.08%, 11/01/2023	250,000	248,317
Jonesboro Economic Development Revenue Authority
3.00%, 10/01/2017	500,000	500,920
3.38%, 10/01/2018	305,000	305,641
3.85%, 10/01/2019	225,000	225,549
Little Rock Arkansas Industrial Development Authority
2.60%, 11/01/2018	425,000	430,593
3.40%, 11/01/2020	450,000	461,565
		2,172,585

California - 0.82%
California Statewide Communities Development Authority
0.04%, 05/15/2037 (b) (c)	3,200,000	3,200,000
5.30%, 04/01/2016	190,000	192,837
Livermore Redevelopment Agency
0.02%, 07/15/2039 (b)	3,600,000	3,600,000
Los Angeles Community Development & Redevelopment Agency
6.25%, 09/01/2017	250,000	273,445
Los Angeles County Redevelopment Authority
0.48%, 12/01/2015	2,400,000	2,398,272
1.00%, 12/01/2016	1,600,000	1,597,792
Napa Community Redevelopment Agency
5.60%, 09/01/2018	350,000	350,423
Sacramento County Housing Authority
0.15%, 07/15/2035 (b)	305,000	305,000
7.65%, 09/01/2015	55,000	55,008
Tuolumne Wind Project Authority
6.92%, 01/01/2034	1,600,000	1,948,800
		13,921,577

Connecticut - 0.04%
Connecticut State Housing Finance Authority
5.83%, 11/15/2016	645,000	649,812

Delaware - 0.45%
Delaware State Housing Authority
2.65%, 11/01/2041	7,580,000	7,619,037

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments August 31, 2015 (unaudited)

	Principal
	Amount	Value
District of Columbia - 0.09%
District of Columbia
3.88%, 06/15/2045	$1,586,264	$1,605,601

Florida - 0.66%
Florida State Housing Finance Corp.
0.03%, 06/01/2048 (b) (c)	1,100,000	1,100,000
2.80%, 07/01/2041	3,159,883	3,162,253
2.80%, 07/01/2041	6,285,679	6,290,393
Pinellas County Health Facilities Authority
0.02%, 12/01/2024 (b)	245,000	245,000
Pinellas County Housing Finance Authority
0.04%, 10/01/2048 (b)	400,000	400,000
		11,197,646

Illinois - 0.75%
Illinois State Housing Development Authority
0.01%, 08/01/2034 (b) (c)	6,720,000	6,720,000
0.78%, 02/01/2016	665,000	664,967
0.87%, 08/01/2016	675,000	674,926
1.05%, 02/01/2017	690,000	689,545
1.23%, 08/01/2017	1,060,000	1,059,057
2.70%, 01/01/2020	650,000	652,938
2.80%, 07/01/2020	565,000	567,881
3.05%, 07/01/2021	500,000	502,895
3.27%, 07/01/2022	495,000	495,663
3.37%, 01/01/2023	250,000	250,840
3.62%, 01/01/2025	290,000	288,222
3.62%, 07/01/2025	250,000	248,410
		12,815,344

Indiana - 0.11%
Elkhart Indiana County
0.16%, 09/01/2043 (b)	230,000	230,000
Gary Community School Building Corp.
7.50%, 02/01/2029	250,000	290,510
Indiana State Housing & Community Development Authority
5.51%, 01/01/2039	485,000	488,181
5.90%, 01/01/2037	365,000	373,647
Tippecanoe Valley 2011 School Building Corp.
5.35%, 01/15/2026	475,000	548,117
		1,930,455

Iowa - 0.09%
Hawkeye Community College
2.60%, 06/01/2022	245,000	245,784
Iowa State Finance Authority
0.03%, 08/01/2037 (b) (c)	130,000	130,000
2.30%, 09/01/2040	979,985	969,391
Kirkwood Community College
2.50%, 06/01/2017	120,000	122,827
		1,468,002

Kentucky - 1.33%
Kentucky State Housing Corp.
0.94%, 01/01/2017	1,245,000	1,244,900
2.34%, 01/01/2018	1,585,000	1,617,128
2.39%, 01/01/2020	340,000	348,272
2.54%, 07/01/2020	230,000	234,443
2.55%, 07/01/2020	1,435,000	1,463,772
2.88%, 01/01/2022	300,000	309,117
2.93%, 07/01/2022	335,000	344,648
3.00%, 11/01/2041	9,585,000	9,671,457
3.38%, 01/01/2025	165,000	167,774
4.25%, 07/01/2033	3,175,000	3,235,738
4.27%, 01/01/2028	3,000,000	3,119,490
5.75%, 07/01/2037	615,000	619,409
5.77%, 07/01/2037	210,000	210,210

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments August 31, 2015 (unaudited)

	Principal
	Amount	Value
6.06%, 07/01/2036	$75,000	$75,477
		22,661,835

Maine - 0.18%
Maine State Housing Authority
0.86%, 11/15/2015	1,000,000	1,000,330
1.44%, 11/15/2017	860,000	863,715
4.00%, 11/15/2024 (c)	1,165,000	1,218,998
		3,083,043

Maryland - 0.77%
Maryland State Community Development Administration
0.02%, 09/01/2040 (b) (c)	1,000,000	1,000,000
0.02%, 12/01/2040 (b) (c)	1,200,000	1,200,000
2.36%, 09/01/2018	150,000	153,231
2.49%, 03/01/2019	450,000	459,167
2.86%, 09/01/2040	2,390,000	2,444,301
3.35%, 03/01/2023	705,000	719,988
4.00%, 09/01/2025	4,140,000	4,273,432
6.07%, 09/01/2037	1,380,000	1,389,839
Montgomery County
4.00%, 05/01/2016	1,175,000	1,198,653
4.60%, 05/01/2026	200,000	214,342
		13,052,953

Massachusetts - 0.89%
Chelsea
5.25%, 01/15/2016	260,000	264,027
6.00%, 01/15/2018	260,000	283,998
Massachusetts State Development Finance Agency
0.02%, 07/01/2046 (b)	100,000	100,000
4.32%, 04/01/2018	740,000	777,748
Massachusetts State Housing Finance Agency
1.53%, 06/01/2018	325,000	327,298
1.66%, 12/01/2018	845,000	851,566
1.80%, 06/01/2019	195,000	195,513
1.93%, 12/01/2019	895,000	900,513
2.06%, 12/01/2020	105,000	104,313
2.21%, 06/01/2018	210,000	212,312
2.51%, 06/01/2019	160,000	161,646
2.61%, 12/01/2019	600,000	606,102
3.09%, 06/01/2020	200,000	205,314
3.19%, 12/01/2020	315,000	328,929
4.50%, 04/15/2054	3,975,172	3,984,633
4.71%, 12/01/2037	1,995,000	2,010,302
5.21%, 12/01/2016	535,000	536,375
5.55%, 06/01/2025	1,510,000	1,555,013
5.96%, 06/01/2017	460,000	476,514
6.50%, 12/01/2039	1,150,000	1,228,028
		15,110,144

Michigan - 0.34%
Michigan State Housing Development Authority
0.03%, 06/01/2038 (b) (c)	1,260,000	1,260,000
2.67%, 04/01/2020	275,000	277,214
2.77%, 10/01/2020	255,000	257,282
3.03%, 04/01/2021	435,000	439,254
3.13%, 10/01/2021	445,000	449,730
3.28%, 04/01/2022	450,000	453,807
3.53%, 04/01/2023	465,000	471,040
3.63%, 10/01/2023	450,000	456,179
4.33%, 10/01/2029	1,640,000	1,645,740
		5,710,246

Minnesota - 0.05%
Minnesota State Housing Finance Agency
5.76%, 01/01/2037	75,000	75,537
6.30%, 07/01/2023	730,000	738,030
		813,567

Mississippi - 0.18%
Mississippi State
0.78%, 11/01/2015	3,000,000	3,002,250

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments August 31, 2015 (unaudited)

	Principal
	Amount	Value
1.90%, 12/01/2019	$145,000	$146,143
		3,148,393

Missouri - 0.02%
Missouri State Housing Development Commission
2.65%, 11/01/2041	370,000	374,370

Nevada - 0.00%
Nevada State Housing Division
5.11%, 04/01/2017	5,000	4,990

New Hampshire - 0.08%
New Hampshire State Housing Finance Authority
3.75%, 07/01/2034	1,040,000	1,108,994
5.70%, 01/01/2035	310,000	310,471
		1,419,465

New Jersey - 1.77%
New Jersey State Environmental Infrastructure Trust
3.15%, 09/01/2024	270,000	274,879
3.38%, 09/01/2025	280,000	285,827
4.00%, 09/01/2028	195,000	200,460
New Jersey State Housing & Mortgage Finance Agency
1.90%, 11/01/2015	135,000	135,045
2.01%, 11/01/2018	1,365,000	1,372,999
2.13%, 11/01/2016	145,000	146,383
2.30%, 05/01/2019	1,245,000	1,254,201
2.35%, 11/01/2019	2,050,000	2,071,607
2.38%, 11/01/2017	80,000	80,929
2.65%, 11/01/2020	1,010,000	1,018,413
2.70%, 05/01/2019	360,000	366,142
2.78%, 05/01/2021	1,000,000	1,008,980
2.80%, 11/01/2019	375,000	382,736
2.99%, 11/01/2019	100,000	102,022
3.03%, 05/01/2022	1,000,000	1,005,110
3.05%, 05/01/2020	390,000	400,647
3.27%, 11/01/2020	100,000	102,345
3.35%, 11/01/2020	395,000	409,710
3.42%, 05/01/2023	2,850,000	2,870,036
3.45%, 05/01/2021	405,000	420,605
3.55%, 11/01/2021	425,000	442,684
3.57%, 11/01/2021	70,000	72,173
3.65%, 05/01/2022	430,000	445,501
3.72%, 11/01/2022	125,000	126,300
3.80%, 11/01/2022	450,000	469,008
3.90%, 05/01/2023	460,000	475,488
4.00%, 11/01/2023	475,000	491,858
4.10%, 05/01/2024	485,000	502,833
4.20%, 11/01/2024	505,000	523,493
4.57%, 11/01/2027	900,000	896,994
4.88%, 11/01/2029	2,500,000	2,651,975
4.89%, 11/01/2032	1,435,000	1,414,106
5.09%, 11/01/2043	4,785,000	4,804,523
5.93%, 11/01/2028	1,625,000	1,655,322
6.13%, 11/01/2037	1,315,000	1,337,053
		30,218,387

New Mexico - 0.18%
New Mexico State Mortgage Finance Authority
2.23%, 10/01/2034	916,281	910,728
5.42%, 01/01/2016	80,000	80,648
6.15%, 01/01/2038	255,000	256,334
UNM Sandoval Regional Medical Center
4.50%, 07/20/2036	1,800,000	1,868,436
		3,116,146

New York - 5.78%
New York City Housing Development Corp.
0.90%, 11/01/2015	1,205,000	1,205,410
1.00%, 11/01/2015	500,000	499,990
1.11%, 05/01/2016	1,570,000	1,572,653
1.15%, 02/01/2016	210,000	210,101
1.16%, 11/01/2015	605,000	605,115

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments August 31, 2015 (unaudited)

	Principal
	Amount	Value
1.16%, 05/01/2017	$910,000	$905,950
1.17%, 05/01/2016	900,000	900,486
1.25%, 11/01/2015	800,000	800,296
1.31%, 11/01/2016	1,595,000	1,601,364
1.31%, 11/01/2016	1,205,000	1,205,313
1.34%, 08/01/2016	500,000	500,735
1.40%, 05/01/2016	655,000	656,343
1.44%, 11/01/2016	500,000	500,875
1.44%, 05/01/2017	1,215,000	1,216,142
1.54%, 02/01/2017	515,000	515,742
1.57%, 11/01/2016	700,000	702,233
1.59%, 05/01/2017	785,000	787,669
1.59%, 11/01/2017	1,225,000	1,224,939
1.73%, 05/01/2017	780,000	784,438
1.73%, 08/01/2017	730,000	734,154
1.74%, 05/01/2018	1,240,000	1,243,943
1.75%, 11/01/2017	550,000	552,184
1.91%, 02/01/2016	1,655,000	1,658,376
2.01%, 05/01/2019	1,270,000	1,273,137
2.04%, 11/01/2018	805,000	816,689
2.11%, 08/01/2016	1,665,000	1,672,509
2.24%, 05/01/2020	800,000	797,640
2.26%, 11/01/2018	630,000	643,312
2.30%, 05/01/2016	2,130,000	2,146,955
2.31%, 02/01/2017	1,685,000	1,698,699
2.43%, 05/01/2019	720,000	733,118
2.49%, 05/01/2021	130,000	129,581
2.50%, 11/01/2016	2,160,000	2,190,089
2.51%, 08/01/2017	1,710,000	1,728,707
2.59%, 11/01/2019	820,000	837,835
2.64%, 11/01/2021	750,000	747,458
2.71%, 02/01/2018	1,730,000	1,762,178
2.74%, 05/01/2022	710,000	704,526
2.77%, 11/01/2021	1,295,000	1,301,164
2.79%, 05/01/2017	2,195,000	2,245,551
2.84%, 11/01/2022	1,000,000	992,500
2.91%, 08/01/2018	1,750,000	1,788,990
2.95%, 05/01/2022	1,610,000	1,610,193
2.98%, 05/01/2023	1,245,000	1,234,281
3.03%, 11/01/2023	500,000	495,485
3.05%, 11/01/2022	705,000	706,939
3.11%, 02/01/2019	1,775,000	1,814,174
3.11%, 05/01/2023	1,525,000	1,536,712
3.16%, 11/01/2023	1,550,000	1,562,664
3.18%, 05/01/2024	1,070,000	1,057,149
3.23%, 11/01/2024	725,000	715,916
3.26%, 08/01/2019	1,805,000	1,891,947
3.28%, 05/01/2025	220,000	216,990
3.31%, 11/01/2024	1,610,000	1,617,905
3.33%, 11/01/2025	750,000	739,350
3.43%, 02/01/2020	1,830,000	1,888,468
3.58%, 08/01/2020	965,000	1,033,322
3.67%, 11/01/2015	205,000	205,906
4.97%, 05/01/2019	1,995,000	2,131,019
5.27%, 08/01/2035	1,000,000	1,040,280
5.63%, 11/01/2024	3,250,000	3,530,800
New York State Energy Research & Development Authority
2.99%, 07/01/2021	935,000	971,493
New York State Housing Finance Agency
0.01%, 05/15/2037 (b) (c)	2,600,000	2,600,000
0.01%, 11/01/2041 (b)	2,500,000	2,500,000
0.02%, 11/01/2030 (b) (c)	3,765,000	3,765,000
0.05%, 11/01/2046 (b)	5,000,000	5,000,000
0.18%, 11/01/2038 (b)	1,515,000	1,515,000
0.95%, 05/01/2016	405,000	405,526
1.40%, 05/01/2017	315,000	314,216
1.50%, 11/01/2017	295,000	294,174
4.90%, 08/15/2025 (c)	250,000	250,375
5.05%, 08/15/2039 (c)	1,325,000	1,336,196
New York State Mortgage Agency
1.19%, 04/01/2017	1,000,000	999,030
1.59%, 04/01/2018	2,000,000	2,004,680

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments August 31, 2015 (unaudited)

	Principal
	Amount	Value
1.66%, 04/01/2017	$950,000	$955,292
1.82%, 10/01/2017	960,000	967,987
1.97%, 04/01/2018	970,000	982,785
2.12%, 10/01/2018	980,000	993,926
2.43%, 10/01/2019	1,005,000	1,019,954
3.40%, 10/01/2022	1,815,000	1,839,085
		98,539,308

North Carolina - 0.43%
North Carolina State Housing Finance Agency
1.97%, 07/01/2017	430,000	431,342
2.81%, 07/01/2035	6,100,000	6,292,821
3.41%, 07/01/2022	290,000	298,279
4.01%, 01/01/2026	240,000	250,589
		7,273,031

Oregon - 0.03%
Portland
4.62%, 06/15/2018	325,000	346,174
6.03%, 06/15/2018	158,674	169,086
		515,260

Pennsylvania - 0.57%
Commonwealth Financing Authority
3.08%, 06/01/2023	500,000	494,145
4.86%, 06/01/2018	50,000	54,405
4.97%, 06/01/2016	65,000	66,805
5.02%, 06/01/2016	5,925,000	6,093,685
5.17%, 06/01/2017	600,000	638,568
5.41%, 06/01/2022	500,000	581,690
6.39%, 06/01/2024	225,000	268,783
Pennsylvania State Housing Finance Agency
0.02%, 10/01/2034 (b) (c)	1,500,000	1,500,000
5.84%, 04/01/2037	80,000	80,143
		9,778,224

South Carolina - 0.38%
South Carolina State Housing Finance & Development Authority
2.95%, 01/01/2041	4,645,000	4,671,244
4.00%, 07/01/2034	1,735,000	1,783,441
		6,454,685

Texas - 1.22%
Colony Local Development Corp.
3.87%, 10/01/2028	490,000	496,346
Texas State Affordable Housing Corp.
2.70%, 09/01/2041	11,165,000	11,228,752
Texas State Department of Housing & Community Affairs
0.04%, 07/15/2040 (b) (c)	2,835,000	2,835,000
0.10%, 09/01/2036 (b)	505,000	505,000
0.14%, 09/01/2017 (b)	110,000	110,000
2.88%, 07/01/2041	5,640,000	5,673,840
		20,848,938

Utah - 1.03%
Utah State Housing Corp.
2.05%, 01/01/2043	3,261,000	3,172,953
2.15%, 01/01/2043	4,780,000	4,677,708
2.20%, 07/01/2041	4,430,000	4,404,040
2.70%, 07/01/2044	2,967,000	3,004,918
6.32%, 01/01/2028	1,390,000	1,393,434
West Jordan Redevelopment Agency
5.38%, 06/01/2018	530,000	567,026
West Valley City Redevelopment Agency
4.10%, 05/01/2023	100,000	108,334
4.40%, 05/01/2026	200,000	218,192
		17,546,605

Virginia - 1.53%
Arlington County Industrial Development Authority
1.99%, 12/15/2020	1,290,000	1,275,668

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments August 31, 2015 (unaudited)

	Principal
	Amount	Value
Fairfax County Economic Development Authority
4.38%, 10/01/2033	$500,000	$517,390
Virginia State Housing Development Authority
0.84%, 10/01/2015	1,000,000	1,000,300
1.65%, 10/01/2018	500,000	502,485
2.77%, 03/01/2018	1,000,000	1,024,100
3.25%, 08/25/2042	2,210,174	2,219,479
4.17%, 10/01/2032	1,000,000	1,017,530
4.25%, 10/25/2043	1,376,774	1,415,585
4.30%, 12/25/2043	2,661,184	2,741,365
5.28%, 03/01/2028	320,000	336,605
5.50%, 06/25/2034 (a)	2,249,268	2,238,373
5.50%, 03/25/2036 (a)	2,119,231	2,243,735
5.70%, 11/01/2022	1,250,000	1,315,525
5.97%, 11/01/2024	1,405,000	1,476,486
6.25%, 11/01/2029	4,365,000	4,592,242
6.32%, 08/01/2019	1,980,000	2,205,542
		26,122,410

Washington - 0.25%
King County Housing Authority
6.38%, 12/31/2046	4,235,000	4,295,942

West Virginia - 0.17%
West Virginia State Housing Development Fund
0.68%, 11/01/2015	250,000	250,102
0.94%, 05/01/2016	250,000	250,427
1.04%, 11/01/2016	250,000	249,827
1.23%, 05/01/2017	250,000	249,917
1.68%, 05/01/2019	250,000	248,763
1.95%, 05/01/2020	250,000	245,793
2.05%, 11/01/2020	325,000	318,715
2.30%, 11/01/2021	500,000	489,270
2.81%, 05/01/2018	650,000	672,451
		2,975,265
TOTAL MUNICIPAL BONDS (Cost $342,990,139)		346,443,266

CERTIFICATES OF DEPOSIT - 0.13%
Carver Federal Savings Bank
0.70%, 06/24/2016	1,000,000	1,000,000
Community Capital Bank of Virginia
0.20%, 12/03/2015	500,000	500,000
0.25%, 12/03/2015	250,000	250,000
Mechanics & Farmers Bank
0.10%, 12/18/2015	250,000	250,000
Self Help Federal Credit Union
0.25%, 02/23/2016	250,000	250,000
TOTAL CERTIFICATES OF DEPOSIT (Cost $2,250,000)		2,250,000

MISCELLANEOUS INVESTMENT - 0.07%
CRF Affordable Housing, 5.50%, 04/25/2035 (b) (d)	1,267,931	1,261,148
TOTAL MISCELLANEOUS INVESTMENT (Cost $1,286,019)		1,261,148

	Shares
SHORT-TERM INVESTMENT - 2.74%
Money Market Fund - 2.74%
Dreyfus Treasury Prime Cash Management, Cl A, 0.00% (e)	46,656,066	46,656,066
TOTAL SHORT-TERM INVESTMENT (Cost $46,656,066)		46,656,066

Total Investments (Cost $1,741,059,796) - 103.04%		1,757,236,791
Liabilities in Excess of Other Assets, Net - (3.04)%		(51,797,861)
NET ASSETS - 100.00%		$1,705,438,930

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments August 31, 2015 (unaudited)

Footnotes

The following information for the Fund is presented on an income tax basis as of August 31, 2015:

Cost of Investments	$1,741,059,796
Gross Unrealized Appreciation	30,334,492
Gross Unrealized Depreciation	(14,157,497)
Net Unrealized Appreciation	$16,176,995

(a)	Securities for which market quotations are not readily available are valued at fair value as determined by the Advisor in accordance with procedures adopted by the Board of Trustees. The total fair value of such securities at August 31, 2015 is $51,851,499, which represents 3.04% of total net assets.
(b)	Variable rate security, the coupon rate shown is the effective rate as of August 31, 2015.
(c)	Security is subject to Alternative Minimum Tax.
(d)	Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold to qualified institutional buyers in transactions exempt from registration. At August 31, 2015, these securities amounted to $1,261,148, which represents 0.07% of total net assets.
(e)	The rate shown is the 7-day effective yield as of August 31, 2015.

Cl — Class
FGLMC — Federal Housing Loan Mortgage Corporation Gold 30-Year Fixed
FHA — Federal Housing Administration
FNMA — Federal National Mortgage Association
GNMA — Government National Mortgage Association
HUD — Housing and Urban Development
TBA — To Be Announced
USDA — United States Department of Agriculture

The following table sets forth information about the level within the fair value hierarchy at which the Fund’s investments were measured at August 31, 2015:

Investments in Securities	Level 1	Level 2	Level 3		Total
Corporate Bonds	$—	$6,682,537	$—		$6,682,537
U.S. Government & Agency Obligations	—	1,306,574,383	47,369,391		1,353,943,774
Municipal Bonds	—	341,961,158	4,482,108		346,443,266
Certificates of Deposit	—	2,250,000	—		2,250,000
Miscellaneous Investments	—	1,261,148	—		1,261,148
Short-Term Investment	46,656,066	—	—		46,656,066
Total Investments in Securities	$46,656,066	$1,658,729,226	$51,851,499	*	$1,757,236,791

*	Represents securities valued at fair value as determined by the Advisor in accordance with procedures adopted by the Board of Trustees.

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in U.S. Government & Agency Obligations
Beginning Balance as of June 1, 2015	$22,481,294
Accrued discounts/premiums	22,566
Realized gain/(loss)	(98,106)
Change in appreciation/(depreciation)	354,194
Purchases	28,876,477
Sales	(1,933,268)
Amortization sold	(24,756)
Transfer into Level 3	—
Transfer out of Level 3	(2,309,010)
Ending balance as of August 31, 2015	$47,369,391
Change in unrealized gains included in earnings related to securities still held at reporting date	$176,887

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments August 31, 2015 (unaudited)

Investments in Municipal Bonds
Beginning Balance as of June 1, 2015	$4,682,022
Accrued discounts/premiums	60
Realized gain/(loss)	2,014
Change in appreciation/(depreciation)	(43,731)
Purchases	—
Sales	(158,721)
Amortization sold	464
Transfer into Level 3	—
Transfer out of Level 3	—
Ending balance as of August 31, 2015	$4,482,108
Change in unrealized losses included in earnings related to securities still held at reporting date	$(43,731)

For the period ended August 31, 2015, there were no transfers between Level 1 and Level 2 assets and liabilities.  For the period ended August 31, 2015, there were transfers between Level 2 and Level 3 assets and liabilities. The transfers were due to changes in the availability of observable inputs used to determine fair value. All transfers, if any, are recognized by the Fund at the end of the period.

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments August 31, 2015 (unaudited)

The following table summarizes the quantitative inputs and assumptions used for items categorized as recurring Level 3 assets as of August 31, 2015.  The following disclosures also include qualitative information on the sensitivity of the fair value measurements to changes in the significant unobservable inputs.

Financial Asset	Fair Value at August 31, 2015	Valuation Techniques	Unobservable Inputs	Ranges (Average)
GNMA Multifamily - Project Loans	$14,981,234	Matrix Pricing	Structure Remaining Average Life Coupon Spread to benchmark Offered Quotes variance to Mark	Amortization ranges from 35-40 years. All with no lock out and 10% declining prepayment penalty 9.03-9.15 (9.097 years) 3.10-3.55% (3.37%) N+55-68 (N+59) -0.36-0.84 (0.41)
GNMA Multifamily - REMIC's	$17,267,109	Matrix Pricing	Remaining Average Life Coupon Spread to Benchmark Offered Quotes variance to Mark	3.59 years 2.35-2.50% (2.43%) N+95-118 (N+106.5) -0.39-0.22% (-0.08%)
FHA Project Loans	$15,121,048	Matrix Pricing	Structure Remaining Average Life Coupon Spread to benchmark Offered Quotes variance to Mark
Lockout range 0-9 years (5 yr average lock out), remaining maturity term range 6-35.08 years (24.17 year average maturity range)

0.23 - 8.83 (4.617) years

6.00% - 7.43% (6.60%)

E+265 - N+405 (+339)

-0.44% - +0.77% (0.06%)

Taxable Municipal Bonds	$4,482,108	Matrix Pricing	Remaining Average Life Coupon Spread to benchmark Offered Quotes variance to Mark	5.08-6.33 (5.71) years 5.50% -6/TBA to -12.36/tba (-9.18/TBA) Utilizing dealer indications

The unobservable inputs used to determine fair value of recurring Level 3 assets may have similar or diverging impacts on valuation.  Significant increases and decreases in these inputs in isolation and interrelationships between those inputs could result in significantly higher or lower fair value measurement.

For the period ended August 31, 2015, there were no significant changes to the Fund’s fair valuation methodologies.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the most recent semi-annual or annual financial statements.

CCM Alternative Income Fund

Schedule of Investments August 31, 2015 (unaudited)

	Principal Amount	Value
MUNICIPAL BONDS - 45.41%
Arizona - 0.54%
Pima County, Industrial Development Authority
7.50%, 12/15/2018 (a)	$165,000	$165,861

California - 10.41%
Central Valley Support Joint Powers Agency
6.08%, 09/01/2029 (a)	150,000	166,154
Pomona Pension Obligation Refunding
5.83%, 07/01/2035 (a)	420,000	426,027
Rancho Cucamonga, Redevelopment Agency Successor Agency
6.26%, 09/01/2031 (a)	290,000	319,977
Sacramento County, Public Financing Authority
6.58%, 12/01/2038 (a)	250,000	288,115
San Diego County, Regional Airport Authority
5.59%, 07/01/2043 (a)	250,000	271,795
6.63%, 07/01/2040 (a)	500,000	567,795
San Jose Airport Revenue
6.60%, 03/01/2041 (a)	500,000	557,150
Tuolumne Wind Project Authority
6.92%, 01/01/2034	500,000	609,000
		3,206,013

Florida - 7.51%
Florida State, Department of Environmental Protection
6.15%, 07/01/2027 (a)	145,000	154,734
Hollywood Beach Community Development District I
6.13%, 10/01/2039 (a)	220,000	244,473
6.25%, 10/01/2045 (a)	745,000	810,940
Miami-Dade County
7.50%, 04/01/2040 (a)	500,000	643,260
Orlando Community Redevelopment Agency
7.78%, 09/01/2040 (a)	405,000	460,258
		2,313,665

Georgia - 1.36%
Atlanta, Development Authority
5.35%, 01/01/2035 (a)	400,000	419,168

Illinois - 1.60%
Bedford Park Village
6.57%, 12/01/2030 (a)	445,000	492,668

Louisiana - 1.79%
New Orleans Public Improvement
6.05%, 12/01/2038 (a)	500,000	551,805

Massachusetts - 3.61%
Massachusetts State, Housing Finance Agency
4.78%, 12/01/2020 (a)	305,000	312,713
4.79%, 12/01/2032 (a)	460,000	464,402
4.94%, 12/01/2037 (a)	330,000	332,591
		1,109,706

Minnesota - 0.57%
Minneapolis Development Revenue
6.50%, 06/01/2040 (a)	155,000	174,640

Missouri - 1.23%
Missouri State, Health & Educational Facilities Authority
6.88%, 10/01/2040 (a)	365,000	377,793

Nevada - 2.78%
Washoe County
7.97%, 02/01/2040 (a)	675,000	856,373

CCM Alternative Income Fund

Schedule of Investments August 31, 2015 (unaudited)

	Principal Amount	Value
New Jersey - 0.64%
New Jersey State, Economic Development Authority
6.31%, 07/01/2026 (a)	$175,000	$198,389

North Carolina - 0.79%
Charlotte Airport Special Facilities Revenue
6.06%, 07/01/2041 (a)	225,000	243,587

Ohio - 2.85%
Clermont County Port Authority
5.75%, 12/01/2033 (a)	250,000	273,720
Montgomery
4.80%, 12/01/2037 (a)	110,000	112,021
Northeast Ohio Medical University Foundation
6.73%, 12/01/2030 (a)	230,000	242,215
7.08%, 12/01/2040	235,000	248,792
		876,748

Oklahoma - 0.41%
Oklahoma State, Development Finance Authority
5.65%, 06/01/2041 (a)	120,000	127,109

South Carolina - 1.47%
Myrtle Beach
5.90%, 06/01/2039 (a)	400,000	452,156

Texas - 3.61%
Austin
5.75%, 11/15/2042 (a)	750,000	797,707
5.75%, 11/15/2042 (a)	300,000	315,363
		1,113,070

West Virginia - 2.56%
Ohio County, Special District Excise Tax Revenue
7.50%, 03/01/2036 (a)	550,000	583,451
8.25%, 03/01/2035 (a)	195,000	206,837
		790,288

Wisconsin - 1.68%
Green Bay Redevelopment Authority
5.90%, 06/01/2037 (a)	475,000	518,539

TOTAL MUNICIPAL BONDS (Cost $13,908,955)		13,987,578

	Shares
COMMON STOCK - 35.54%
Consumer Discretionary - 9.28%
Cedar Fair (a) (b)	4,200	231,756
EnerCare (Canada)	65,000	691,700
Interpublic Group of Companies (a) (c)	20,000	377,600
Loral Space & Communications (d)	3,000	162,630
Morgans Hotel Group (c) (d)	25,000	114,750
Regal Entertainment Group (a)	22,000	418,440
Sinclair Broadcast Group	8,000	214,240
Six Flags Entertainment (a)	10,000	449,700
Whistler Blackcomb Holdings (Canada)	11,600	197,330
		2,858,146

Consumer Staples - 2.53%
Anheuser-Busch InBev (Belgium) (e)	4,000	435,640
Walgreens Boots Alliance (a)	4,000	346,200
		781,840

Energy - 3.71%
Crestwood Equity Partners (b) (c)	80,000	232,000
DHT Holdings	11,000	78,650
Sunoco (b)	11,000	433,180
Williams Partners (b) (c)	10,000	398,500
		1,142,330

Financials - 10.19%
American International Group (a) (c)	7,500	452,550
Chatham Lodging Trust (a) (f)	10,200	234,090

CCM Alternative Income Fund

Schedule of Investments August 31, 2015 (unaudited)

	Shares	Value
Medley Capital	70,000	$579,600
MetLife (a) (c)	10,000	501,000
Potlatch (f)	6,000	198,120
Ryman Hospitality Properties (f)	3,123	159,991
Tiptree Financial	18,000	107,640
Wells Fargo (a)	7,000	373,310
Weyerhaeuser (a) (c) (f)	19,000	530,860
		3,137,161

Health Care - 2.91%
Extendicare (Canada)	50,000	298,723
Pfizer (a)	18,500	596,070
		894,793

Industrials - 5.80%
Macquarie Infrastructure (a) (c)	7,500	590,400
Pitney Bowes (a)	19,000	376,390
RR Donnelley & Sons (c)	16,000	251,200
Seaspan (Hong Kong) (a) (c)	33,000	567,930
		1,785,920

Materials - 1.12%
International Paper	8,000	345,120

TOTAL COMMON STOCK (Cost $11,079,573)		10,945,310

	Principal Amount
U.S. GOVERNMENT & AGENCY OBLIGATIONS - 17.12%
FGLMC Single Family - 0.07%
1998-2106, 7.85%, 12/15/2028 (g)	$81,858	20,078

FHA Project Loans - 8.64%
Pool A35272, 5.00%, 06/01/2035 (h)	290,841	292,989
Pool Robin Ridge, 5.75%, 01/01/2035 (h)	116,420	116,700
Pool 067-35417, 6.45%, 01/01/2036 (h)	260,734	262,566
Pool 023-98146, 6.51%, 07/01/2047 (h)	1,888,895	1,989,430
		2,661,685

FNMA Multifamily - 3.05%
Pool 464523, 5.51%, 07/01/2024	365,228	431,044
Pool 957188, 5.65%, 06/01/2017	46,095	48,998
Pool 464296, 5.86%, 01/01/2028	351,703	358,920
Pool 463194, 6.36%, 08/01/2027	98,244	100,620
		939,582

GNMA Multifamily - 2.46%
Pool 699710, 5.43%, 07/15/2044	411,776	428,661
Pool 2010-68, 6.38%, 06/20/2040 (g)	2,233,825	329,045
		757,706

USDA Loan - 2.90%
Grand Prairie Apartments, 5.95%, 12/01/2047 (h)	824,353	893,763

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost $5,216,828)		5,272,814

	Shares
PREFERRED STOCK - 13.53%
Financials - 9.81%
Aspen Insurance Holdings (g)	11,660	306,658
Citigroup Capital XIII (g)	43,100	1,101,205
Equity Commonwealth (f)	34,382	882,930
GMAC Capital Trust I (g)	28,700	732,711
		3,023,504

Industrials - 3.72%
Seaspan (a)	46,000	1,144,480

TOTAL PREFERRED STOCK
(Cost $4,247,773)		4,167,984

CLOSED-END FUNDS - 3.28%
Eaton Vance Floating-Rate Income Trust (a)	23,000	311,650
Invesco Municipal Income Opportunities Trust	32,296	214,122

CCM Alternative Income Fund

Schedule of Investments August 31, 2015 (unaudited)

	Shares	Value
PIMCO Dynamic Income Fund	17,300	$483,189

TOTAL CLOSED-END FUNDS (Cost $1,055,473)		1,008,961

EXCHANGE TRADED FUNDS - 3.03%
Cohen & Steers REIT and Preferred Income Fund	12,621	216,198
PIMCO Dynamic Credit Income Fund	38,000	717,060

TOTAL EXCHANGE TRADED FUNDS (Cost $994,729)		933,258

	Principal Amount
ASSET-BACKED SECURITY - 0.53%
HASC - 0.53%
2005-I1, 0.59%, 11/25/2035 (g)	$235,000	163,674
TOTAL ASSET-BACKED SECURITY (Cost $129,037)		163,674

CORPORATE BOND - 0.35%
Salvation Army
5.68%, 09/01/2031 (a)	100,000	108,861
TOTAL CORPORATE BOND (Cost $101,792)		108,861

	Shares
SHORT-TERM INVESTMENT - 6.07%
Money Market Fund - 6.07%
Dreyfus Treasury Prime Cash Management, Cl A, 0.00% (i)	1,870,528	1,870,528

TOTAL SHORT-TERM INVESTMENT (Cost $1,870,528)		1,870,528

Total Investments (Cost $38,604,688) - 124.86%		38,458,968
Liabilities in Excess of Other Assets, Net - (24.86)%		(7,656,768)
NET ASSETS - 100.00%		$30,802,200

Footnotes

The following information for the Fund is presented on an income tax basis as of August 31, 2015:

Cost of Investments	$38,604,688
Gross Unrealized Appreciation	943,612
Gross Unrealized Depreciation	(1,089,332)
Net Unrealized Depreciation	$(145,720)

EXCHANGE TRADED FUNDS SOLD SHORT – (3.41)%
iShares iBoxx $ High Yield Corporate Bond Fund	(4,500)	(388,080)
iShares MSCI Emerging Markets Fund	(5,750)	(194,580)
iShares S&P/TSX 60 Index Fund	(30,000)	(467,923)

TOTAL EXCHANGE TRADED FUNDS SOLD SHORT (Proceeds $1,194,789)		(1,050,583)

COMMON STOCK SOLD SHORT - (10.02)%
Consumer Discretionary - (0.33)%
Viacom	(2,500)	(101,925)

Consumer Staples - (1.58)%
Coca-Cola	(5,000)	(196,600)
Sysco	(4,000)	(159,480)
Wal-Mart Stores	(2,000)	(129,460)
		(485,540)

Energy - (1.26)%
Chevron	(2,000)	(161,980)
Exxon Mobil (c)	(3,000)	(225,720)
		(387,700)

Financials - (2.13)%
Equity Residential (f)	(3,750)	(267,188)
Plum Creek Timber (f)	(5,000)	(192,450)
Simon Property Group (f)	(1,100)	(197,252)
		(656,890)

CCM Alternative Income Fund

Schedule of Investments August 31, 2015 (unaudited)

	Shares	Value
Industrials - (2.82)%
Boeing	(1,200)	$(156,816)
Caterpillar	(3,500)	(267,540)
CNH Industrial	(25,000)	(197,750)
Deere	(3,000)	(245,340)
		(867,446)

Information Technology - (1.14)%
ViaSat (d)	(6,000)	(352,620)

Materials - (0.76)%
AptarGroup	(3,500)	(235,760)

TOTAL COMMON STOCK SOLD SHORT (Proceeds $3,290,012)		(3,087,881)

Total Securities Sold Short (Proceeds $4,484,801)		$(4,138,464)

Footnotes

The following information for the Fund is presented on an income tax basis as of August 31, 2015:

Proceeds of Investments Sold Short	$4,484,801
Gross Unrealized Appreciation	379,148
Gross Unrealized Depreciation	(32,811)
Net Unrealized Appreciation	$346,337

	Contracts	Value
PURCHASED OPTIONS † (d) - 1.50%
American International Group,
Expires 10/17/2015, Strike Price: $60.00	30	$7,050
Covanta Holding,
Expires 09/19/2015, Strike Price: $22.50	60	300
Crestwood Equity Partners,
Expires 10/17/2015, Strike Price: $2.50	310	12,400
Expires 10/17/2015, Strike Price: $5.00	200	800
Crestwood Midstream Partners,
Expires 09/19/2015, Strike Price: $10.00	36	72
CurrencyShares Japanese Yen Trust,
Expires 09/19/2015, Strike Price: $77.00	50	250
Deere,
Expires 09/19/2015, Strike Price: $80.00	100	14,000
Interpublic Group of Companies,
Expires 09/19/2015, Strike Price: $20.00	50	1,500
iShares iBoxx $ High Yield Corporate Bond ETF,
Expires 09/19/2015, Strike Price: $86.00	90	10,170
Expires 12/19/2015, Strike Price: $84.00	82	17,630
iShares iBoxx $ Investment Grade Corporate Bond ETF,
Expires 09/19/2015, Strike Price: $116.00	40	5,600
iShares Russell 2000 ETF,
Expires 10/17/2015, Strike Price: $110.00	250	44,750
MetLife,
Expires 10/17/2015, Strike Price: $52.50	100	10,600
Monsanto,
Expires 10/17/2015, Strike Price: $90.00	55	11,495
Morgans Hotel Group,
Expires 09/19/2015, Strike Price: $7.50	60	300
Expires 10/17/2015, Strike Price: $5.00	50	750
PowerShares DB US Dollar Index Bullish Fund,
Expires 09/19/2015, Strike Price: $25.00	110	2,970
Powershares QQQ Trust Series 1,
Expires 09/19/2015, Strike Price: $106.00	30	4,980
RR Donnelley & Sons,
Expires 09/19/2015, Strike Price: $17.00	80	400
Scorpio Tankers,
Expires 10/17/2015, Strike Price: $10.00	45	1,350
Seaspan,
Expires 11/21/2015, Strike Price: $17.50	80	4,800

CCM Alternative Income Fund

Schedule of Investments August 31, 2015 (unaudited)

	Contracts	Value
SPDR Dow Jones Industrial Average ETF Trust,
Expires 10/17/2015, Strike Price: $155.00	75	$12,975
SPDR S&P 500 ETF Trust,
Expires 10/17/2015, Strike Price: $186.00	682	235,290
Expires 10/17/2015, Strike Price: $202.00	1	860
Expires 10/17/2015, Strike Price: $210.00	90	6,210
Sunoco,
Expires 09/19/2015, Strike Price: $40.00	40	4,000
United States Oil Fund,
Expires 11/21/2015, Strike Price: $15.50	200	32,800
Weyerhaeuser,
Expires 09/19/2015, Strike Price: $28.00	80	4,000
Expires 10/17/2015, Strike Price: $30.00	70	700
Williams Partners,
Expires 09/19/2015, Strike Price: $40.00	20	700
Expires 09/19/2015, Strike Price: $40.00	22	4,400
Expires 09/19/2015, Strike Price: $45.00	40	3,640
Expires 09/19/2015, Strike Price: $50.00	21	336
Expires 12/19/2015, Strike Price: $50.00	50	5,000

TOTAL PURCHASED OPTIONS (Cost $870,600)		$463,078

WRITTEN OPTIONS † (d) - (0.56)%
American International Group,
Expires 10/17/2015, Strike Price: $60.00	(10)	(2,350)
Coca-Cola,
Expires 09/19/2015, Strike Price: $38.00	(50)	(1,950)
Deere,
Expires 09/19/2015, Strike Price: $75.00	(100)	(4,100)
Exxon Mobil,
Expires 09/19/2015, Strike Price: $74.00	(15)	(2,265)
iShares iBoxx $ High Yield Corporate Bond ETF,
Expires 09/19/2015, Strike Price: $84.00	(80)	(4,240)
iShares Russell 2000 ETF,
Expires 10/17/2015, Strike Price: $104.00	(253)	(20,999)
Macquarie Infrastructure,
Expires 10/17/2015, Strike Price: $85.00	(10)	(750)
MetLife,
Expires 10/17/2015, Strike Price: $55.00	(100)	(4,400)
Monsanto,
Expires 10/17/2015, Strike Price: $85.00	(50)	(4,850)
SPDR Dow Jones Industrial Average ETF Trust,
Expires 10/17/2015, Strike Price: $145.00	(85)	(6,375)
SPDR S&P 500 ETF Trust,
Expires 10/17/2015, Strike Price: $170.00	(700)	(98,000)
United States Oil Fund,
Expires 11/21/2015, Strike Price: $16.50	(200)	(23,000)

TOTAL WRITTEN OPTIONS (Premiums Received $455,307)		$(173,279)

†
For the period ended August 31, 2015, the total amount of all open purchased and written options, as presented in the Schedule of Investments, are representative of the volume of activity for these derivative types during the period.

CCM Alternative Income Fund

Schedule of Investments August 31, 2015 (unaudited)

A list of the open futures contracts held by the Fund at August 31, 2015, is as follows ‡:

Type of Contract	Number of Contracts Short	Expiration Date	Unrealized Appreciation (Depreciation)
CBT 10-Year DSF	(41)	Sep-2015	$(73,540)
CBT 2-Year DSF	(45)	Sep-2015	(24,718)
CBT 5-Year DSF	(42)	Sep-2015	(53,170)
Currency Future	(14)	Sep-2015	75,010
NASDAQ 100 E-MINI	(2)	Sep-2015	8,407
Russell 2000 Index E-MINI	(12)	Sep-2015	42,461
S&P 500 Index EMINI	(11)	Sep-2015	70,376
U.S. 10-Year Treasury Note	(24)	Sep-2015	(41,854)
U.S Long Treasury Bond	(17)	Sep-2015	(75,157)
			$(72,185)

‡
For the period ended August 31, 2015, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

(a)	All or a portion of this security has been committed as collateral for open short positions.
(b)	Security considered to be a Master Limited Partnership. At August 31, 2015, these securities amounted to $1,295,436 or 4.21% of net assets.
(c)	Underlying security for a written/purchased option.
(d)	Non-income producing security.
(e)	ADR - American Depository Receipt
(f)	REIT - Real Estate Investment Trust
(g)	Variable rate security, the coupon rate shown is the effective rate as of August 31, 2015.
(h)
Securities for which market quotations are not readily available are valued at fair value as determined by the Advisor in accordance with procedures adopted by the Board of Trustees.  The total fair value of such securities at August 31, 2015 is $3,555,448, which represents 11.54% of total net assets.

(i)	The rate shown is the 7-day effective yield as of August 31, 2015.

CBT — Chicago Board of Trade
Cl — Class
DSF— Deliverable Swap Future
ETF — Exchange Traded Fund
FGLMC — Federal Housing Loan Mortgage Corporation Gold 30-Year Fixed
FHA — Federal Housing Administration
FNMA — Federal National Mortgage Association
GNMA — Government National Mortgage Association
MSCI — Morgan Stanley Capital International
S&P — Standard & Poor’s
SPDR — Standard & Poor’s Depositary Receipt
TSX — Toronto Stock Exchange
USDA — United States Department of Agriculture

The following table sets forth information about the level within the fair value hierarchy at which the Fund’s investments were measured at August 31, 2015:

Assets	Level 1	Level 2	Level 3		Total
Municipal Bonds	$—	$13,987,578	$—		$13,987,578
Common Stock	10,945,310	—	—		10,945,310
U.S. Government & Agency Obligations	—	1,717,366	3,555,448		5,272,814
Preferred Stock	—	4,167,984	—		4,167,984
Closed-End Funds	1,008,961	—	—		1,008,961
Exchange Traded Funds	933,258	—	—		933,258
Asset-Backed Security	—	163,674	—		163,674
Corporate Bond	—	108,861	—		108,861
Short-Term Investment	1,870,528	—	—		1,870,528
Total Assets	$14,758,057	$20,145,463	$3,555,448	*	$38,458,968

CCM Alternative Income Fund

Schedule of Investments August 31, 2015 (unaudited)

Liabilities	Level 1	Level 2		Level 3		Total
Securities Sold Short
Exchange Traded Funds	$(1,050,583)		$—		$—	$(1,050,583)
Common Stock	(3,087,881)		—		—	(3,087,881)
Total Liabilities	$(4,138,464)	$		$		$(4,138,464)

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Purchased Options	$463,078	$—	$—	$463,078
Written Options	(173,279)	—	—	(173,279)
Futures**
Unrealized Appreciation	196,254	—	—	196,254
Unrealized Depreciation	(268,439)	—	—	(268,439)
Total Other Financial Instruments	$217,614	$—	$—	$217,614

*	Represents securities valued at fair value as determined by the Advisor in accordance with procedures adopted by the Board of Trustees.
**	Futures contracts are valued at the unrealized appreciation/(depreciation) on the instrument.

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in U.S. Government & Agency Obligations
Beginning Balance as of June 1,2015	$3,916,579
Accrued discounts/premiums	(340)
Realized gain/ (loss)	(550)
Change in appreciation/(depreciation)	6,201
Purchases	—
Sales	(366,442)
Amortization sold	—
Transfer into Level 3	—
Transfer out of Level 3	—
Ending balance as of August 31, 2015	$3,555,448
Change in unrealized gains included in earnings related to securities still held at reporting date	$5,016

For the period ended August 31, 2015, there were no transfers between Level 1, Level 2 and Level 3 assets and liabilities.

CCM Alternative Income Fund

Schedule of Investments August 31, 2015 (unaudited)

The following table summarizes the quantitative inputs and assumptions used for items categorized as recurring Level 3 assets as of August 31, 2015. The following disclosures also include qualitative information on the sensitivity of the fair value measurements to changes in the significant unobservable inputs.

Financial Asset	Far Value at August 31, 2015	Valuation Techniques	Unobservable Inputs	Ranges (Average)
FHA Loans	$2,661,685	Matrix Pricing	Structure Average Life Coupon Spread to Benchmark Offered Quotes Variance to Mark
Three are out of lockout with remaining maturity term range 10.18-20.4 years (16.63 year average maturity). One is a 40yr Amortization with a 15yr Lockout period and 1% prepay penalty to maturity (2047)

0.19 years - 6.54 years (1.78 years)

5.75% - 6.95% (6.42%)

E+264 - N+365 (+299)

-0.23% - +0.62% (-0.22%)

USDA Loans	$893,763	Matrix Pricing	Structure Coupon Spread to Benchmark Offered Quotes Variance to Mark	40 year term, with 3 years remaining in lockout (3%, 2%, 1%) 5.95% N+112 0.00%

The unobservable inputs used to determine fair value of recurring Level 3 assets may have similar or diverging impacts on valuation. Significant increases and decreases in these inputs in isolation and interrelationships between those inputs could result in significantly higher or lower fair value measurement.

For the period ended August 31, 2015, there were no significant changes to the Fund’s fair valuation methodologies.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the most recent semi-annual or annual financial statements.

Item 2.	Controls and Procedures.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) were effective, as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Community Capital Trust

By (Signature and Title)	/s/ David K. Downes
David K. Downes
President/Principal Executive Officer
Date: October 28, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ David K. Downes
David K. Downes
President/Principal Executive Officer
Date: October 28, 2015

By (Signature and Title)	/s/ James Malone
James Malone
Treasurer/Principal Financial Officer
Date: October 28, 2015